 FORUM FUNDS                              SEMI-ANNUAL REPORT
                                          SEPTEMBER 30, 2000


                                                 INVESTORS HIGH GRADE
                                                      BOND FUND

                                                 INVESTORS BOND FUND

                                                 TAXSAVER BOND FUND

                                                   MAINE TAXSAVER
                                                      BOND FUND

                                                 NEW HAMPSHIRE TAXSAVER
                                                       BOND FUND

                                                 INVESTORS GROWTH FUND

                                                  PAYSON BALANCED FUND

                                                    PAYSON VALUE FUND

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                             SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

A Message to Our Shareholders...............................    1
Discussion: Forum Investment Advisors, LLC..................    2
Forum Funds Performance.....................................    4

FINANCIAL STATEMENTS OF THE FORUM FUNDS

Schedules of Investments:

  Investors High Grade Bond Fund............................    6
  Investors Bond Fund.......................................    7
  TaxSaver Bond Fund........................................    8
  Maine TaxSaver Bond Fund..................................   10
  New Hampshire TaxSaver Bond Fund..........................   14
  Investors Growth Fund.....................................   17
  Payson Balanced Fund......................................   18
  Payson Value Fund.........................................   20

Notes to Schedules of Investments...........................   21

Statements of Assets and Liabilities........................   22

Statements of Operations....................................   24

Statements of Changes in Net Assets.........................   26

Financial Highlights........................................   30

Notes to Financial Statements...............................   34


                                                                  FORUM FUNDS(R)

                 (This page has been left blank intentionally.)











                                                                  FORUM FUNDS(R)

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                                              September 30, 2000
Dear Investor,

     Once again, we are pleased to present the Forum Funds Semi-Annual Report, sharing with you the financial highlights of the period and our perspective on the financial markets. The Funds have reported excellent returns versus their benchmarks during the last six months, a challenging investment climate. During this period, each Fund's returns (bond funds and stock funds alike) exceeded two broad market indices, the S&P 500 Composite Stock Index, which posted -3.60% total return, and the NASDAQ Composite Index, which posted -19.61%.

     The recent investment environment has become something of a wild ride of astonishing ups and downs. Many queasy investors get off after a sudden plunge, only to get on again when the ride appears to be returning to the top. It's difficult for many investors to maintain focus on their long-term investment goals with so much media attention on short-term returns-big winners and big losers. Our investment advisers are committed to maintaining prudent, long-term portfolio management strategies.

     As the markets gyrate in response to short-term bits of information, our advisers distill the noise into useful data that provide a better understanding of the underlying economic and financial issues. Our aim has been to methodically consider the elements that drive the economy, earnings and interest rates without being caught up in the momentary reactions of other market participants. We invite you to read the adviser comments on economic and market conditions on the following pages and to review the remainder of this semi-annual report for further Fund details.

     We remain committed to helping you meet your financial goals and strive to continue earning your confidence by providing superior investment service. As always, I thank you for continuing to use our Forum Funds family to meet your investment needs. Please feel free to discuss any questions or concerns with your local investment professional or call us at 207-879-0001.

                                         Sincerely,



                                         /s/ John Y. Keffer
                                         ------------------
                                         John Y. Keffer
                                         President


                                                                  FORUM FUNDS(R)

--------------------------------------------------------------------------------

DISCUSSION: FORUM INVESTMENT ADVISORS, LLC
--------------------------------------------------------------------------------

ECONOMIC OVERVIEW

ECONOMIC AND FINANCIAL DEVELOPMENTS

     During the last year, the financial markets have faced many new and unusual experiences. The fears of Y2K-related complications were dispelled shortly after the stroke of midnight 1/1/2000. Financial markets did not collapse and investment accounts were not suddenly erased, disappearing without a trace. Nevertheless, preparing for the worst proved to be a useful exercise for financial institutions and bolstered confidence in their technological systems.

     Alan Greenspan had more than Y2K on his mind. As the U.S. economy showed signs of sustaining its rapid growth and as oil prices soared, the Fed was concerned with heading-off potential inflation and continued to tighten monetary policy. The Federal Open Market Committee implemented a series of four Fed funds rate increases, raising the targeted overnight bank lending rate from 5.25% to 6.50%. Economic indicators have responded as anticipated--growth has decelerated. Although the Consumer Price Index was up 3.4% year-over-year in August, it has backed-off from last winter's surge to 3.8%. And while many of the industrial economies show signs of slowing, the IMF expects the world economy to grow at its fastest pace since the mid-1980s.

     Energy costs are a concern, especially as winter approaches. Oil prices have increased during the last calendar year from $19.53 per barrel to $30.84 at the close of September. Continued turmoil in the Middle East may challenge last summer's peak of more than $35 per barrel. Yet, with workers continuing to benefit from the tight labor market, consumer confidence has remained strong, especially in the mid-Atlantic region. Due to robust consumer spending, domestic inventories are low and imports make up the balance of demand. This increases the trade deficit. Cheaper imports and greater gains in technological advances have enabled companies to boost productivity without significantly raising prices.

     The U.S. government began retiring the national debt and phasing out the issuance of additional Treasury Bonds. In January, we saw the modest beginning of the Treasury yield curve inversion. The curve has since assumed a myriad of yoga-like positions. What does all this mean? Investors typically require greater return for the higher risks associated with longer maturities. Currently, yields are higher for shorter maturities and lower for longer maturities--investors are pushing prices upward for 10-year and 30-year bonds. This creates a downward, rather than upward, sloping curve. By the end of September, the yield on 30-year bonds slightly edged 10 year bonds, creating more of a praying-mantis shape. Perhaps the changing U.S. Treasury market will cause investors to move to the 10-year benchmark like most of the world.

     Volatility remains a feature of the bond and equity markets. Although technology stocks led the charge during the previous two years, utilities returned 39% in the last year versus technology's 19%. The IPO race has cooled. Investors have begun to reap the poor rewards of some of yesterday's hot ideas and are more cautious with newer offerings. Several large IPOs have been postponed due to current sentiment. Mutual funds are merging and reorganizing with exchange-traded funds, the current buzz.


                                        2                        FORUM FUNDS(R)

--------------------------------------------------------------------------------
DISCUSSION: FORUM INVESTMENT ADVISORS, LLC (CONTINUED)
--------------------------------------------------------------------------------

     This is a challenging financial environment for novice investors as well as seasoned professionals, and it is especially important to maintain focus on clear investment objectives and to implement prudent, long-term strategies. Our investment advisers remain committed to meeting your goals with this judicious, long-term investment approach.


                                        3                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

FORUM FUNDS PERFORMANCE
--------------------------------------------------------------------------------

FORUM FUNDS PERFORMANCE

     As detailed in the following table, the Forum Funds performed extremely well versus their benchmarks during the six-month period. The Investors Growth Fund surpassed the Morningstar Growth Funds Average by a margin of 10.91%, while the Payson Balanced Fund surpassed the Morningstar Balanced Fund Average by 7.17%. The high grade and tax-exempt bond funds also produced total returns that outperformed their respective Morningstar benchmarks.

                         SUMMARY PERFORMANCE INDICATORS
SIX MONTH TOTAL RETURN WITHOUT APPLICABLE SALES CHARGE--PERIOD ENDING SEPTEMBER
                                    30, 2000

                                                                                      FORUM VS.
                                                                FORUM    BENCHMARK    BENCHMARK
                                                                -----    ---------    ---------
Investors High Grade Bond Fund..............................     4.27%     3.78%(1)      0.49%
Investors Bond Fund.........................................     2.36%     3.63%(2)     -1.27%
TaxSaver Bond Fund..........................................     3.33%     3.09%(3)      0.24%
Maine TaxSaver Bond Fund....................................     3.28%     3.09%(3)      0.19%
New Hampshire TaxSaver Bond Fund............................     3.34%     3.09%(3)      0.25%
Investors Growth Fund.......................................     9.64%    -1.27%(4)     10.91%
Payson Balanced Fund........................................     8.13%     0.96%(5)      7.17%
Payson Value Fund...........................................    -2.37%     0.13%(6)     -2.50%


(1) MORNINGSTAR Corporate Bond-High Quality Funds Average:        (4) MORNINGSTAR Growth Funds Average:
    273 Funds in Category                                             1,929 Funds in Category
(2) MORNINGSTAR Corporate Bond-General Funds Average:             (5) MORNINGSTAR Balanced Funds Average:
    593 Funds in Category                                             445 Funds in Category
(3) MORNINGSTAR Municipal Bond-National Funds Average:            (6) MORNINGSTAR Growth & Income Funds
    559 Funds in Category                                             812 Funds in Category



                                        4                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         SUMMARY PERFORMANCE INDICATORS
    AVERAGE ANNUAL TOTAL RETURN WITH APPLICABLE SALES CHARGE--PERIOD ENDING
                               SEPTEMBER 30, 2000

                                                                                                 SINCE
                                              INCEPTION DATE    1 YEAR    5 YEAR    10 YEAR    INCEPTION
                                              --------------    ------    ------    -------    ---------
Investors High Grade Bond Fund............      3/16/98          2.53%      N/A       N/A         2.99%
Investors Bond Fund.......................      10/2/89          0.63%     5.28%     7.37%        7.40%
TaxSaver Bond Fund........................      10/2/89          0.86%     3.84%     6.07%        6.04%
Maine TaxSaver Bond Fund..................      12/5/91          2.01%     4.15%      N/A         5.54%
New Hampshire TaxSaver Bond Fund..........     12/31/92          1.87%     4.22%      N/A         5.01%
Investors Growth Fund.....................     12/12/97         19.68%      N/A       N/A        11.38%
Payson Balanced Fund......................     11/25/91          9.50%     9.23%      N/A        10.10%
Payson Value Fund.........................      7/31/92          7.79%    14.30%      N/A        13.91%

                        -------------------------------------------------------
                                        MAXIMUM SALES CHARGES
                        -------------------------------------------------------
                        Investors High Grade Bond Fund                   3.75%
                        Investors Bond Fund                              3.75%
                        TaxSaver Bond Fund                               3.75%
                        Maine TaxSaver Bond Fund                         3.00%
                        New Hampshire TaxSaver Bond Fund                 3.00%
                        Investors Growth Fund                            4.00%
                        Payson Balanced Fund                             4.00%
                        Payson Value Fund                                4.00%
                        -------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. Morningstar return figures do not include the effect of the maximum sales charge. During the period certain fees and expenses were waived by the service providers. Without these waivers, total return would have been lower. Returns less than one year are not annualized.



                                        5                         FORUM FUNDS(R)

--------------------------------------------------------------------------------
INVESTORS HIGH GRADE BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
CORPORATE BONDS & NOTES (20.7%)
$   500,000  ABN Amro Bank, North America
               Finance, Inc., 8.25%,
               8/1/09.......................  $ 1,027,130
  1,500,000  CNA Financial Corp., 6.45%,
               1/15/08......................    1,328,190
  1,500,000  Lehman Brothers Holdings, Inc.,
               8.50%, 8/1/15................    1,564,335
  1,000,000  Mercantile Bancorporation,
               7.30%, 6/15/07...............      986,000
                                              -----------
Total Corporate Bonds & Notes
  (cost $5,012,057)                             4,905,655
                                              -----------
GOVERNMENT AGENCY NOTES (3.2%)
FNMA (3.2%)
    750,000  7.50%, 2/11/02.................      759,968
                                              -----------
Total Government Agency Notes
  (cost $772,266)                                 759,968
                                              -----------
GOVERNMENT MORTGAGE BACKED SECURITIES (7.9%)
GNMA (7.9%)
    510,157  Pool 400138, 6.50%, 4/15/28....      491,985
    843,553  Pool 463822, 6.50%, 4/15/28....      813,506
    577,754  Pool 468812, 6.50%, 4/15/28....      557,174
                                              -----------
Total Government Mortgage Backed Securities
  (cost $1,931,464)                             1,862,665
                                              -----------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------  -------------------------------  -----------
U.S. TREASURY NOTES (66.2%)
$   500,000  5.88%, 2/15/04.................  $   499,375
  2,000,000  7.25%, 5/15/04.................    2,085,620
  3,000,000  6.50%, 8/15/05.................    3,076,860
 10,000,000  5.88%, 11/15/05................   10,006,200
                                              -----------
Total U.S. Treasury Notes
  (cost $16,088,359)                           15,668,055
                                              -----------
  SHARES
-----------
SHORT-TERM HOLDINGS (2.0%)
    468,623  Bankers Trust Institutional
               Cash Management Fund, 6.49%
               (cost $468,623)..............      468,623
                                              -----------
Total Investments (100.0%)
  (cost $24,272,769)                          $23,664,966
                                              ===========



                                        6                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                VALUE
----------   --------------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.4%)
$   34,125   Merrill Lynch Mortgage
               Investors, Inc., Series 89 E,
               9.40%, 9/15/09................  $    34,432
   277,086   RTC, Series 92 C8 D, 8.84%,
               12/25/23+.....................      275,355
                                               -----------
Total Collateralized Mortgage Obligations
  (cost $307,177)                                  309,787
                                               -----------
CORPORATE BONDS & NOTES (62.1%)
 1,025,000   ABN Amro Bank, North America
               Finance, Inc., 8.25%,
               8/1/09........................    1,052,809
 1,027,000   Bank United, 8.00%, 3/15/09.....      999,435
   474,000   Bankers Trust New York Co.,
               7.25%, 10/15/11...............      453,770
   948,000   CBS, Inc., ACA insured, 7.63%,
               1/1/02........................      952,475
 2,211,000   Comerica Bank, 8.38%,
               7/15/24.......................    2,233,553
   948,000   Conseco, Inc., 8.70%,
               11/15/26......................      412,380
   474,000   Cummins Engine Co., Inc., 6.45%,
               3/1/05........................      445,124
   790,000   Lehman Brothers Holdings, 7.20%,
               8/15/09.......................      765,557
   316,000   Leucadia Capital Trust I, 8.65%,
               1/15/27.......................      223,680
   948,000   Paine Webber Group, Inc., 7.39%,
               10/16/17......................      889,982
   316,000   Sears Roebuck Acceptance Corp.,
               6.70%, 11/15/06...............      303,120
                                               -----------
Total Corporate Bonds & Notes
  (cost $9,944,231)                              8,731,885
                                               -----------
GOVERNMENT MORTGAGE BACKED SECURITIES (6.5%)
FHLMC (0.1%)
    11,634   Pool 502128, 9.00%, 10/1/04.....       11,969
                                               -----------
GNMA (6.4%)
    22,979   Pool 406467, 6.50%, 3/15/26.....       22,160
   403,377   Pool 463821, 6.50%, 4/15/28.....      875,622
                                               -----------
                                                   897,782
                                               -----------
Total Government Mortgage Backed Securities
  (cost $942,496)                                  909,751
                                               -----------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                VALUE
----------   --------------------------------  -----------
MUNICIPAL BONDS (18.3%)
$1,387,487   Coffee County, GA, Hospital
               Authority RV, Taxable
               Anticipation Certificates,
               Series B, 9.00%, 12/1/12+.....  $ 1,359,751
 1,138,754   Coffee County, GA, Hospital
               Authority RV, Taxable
               Anticipation Certificates,
               Series B, ACA insured, 9.00%,
               12/1/12+......................    1,205,849
                                               -----------
Total Municipal Bonds
  (cost $2,642,963)                              2,565,600
                                               -----------
PREFERRED STOCK (8.0%)
 1,265,000   Irwin Financial Corp., Capital
               Trust I, 9.25%................      303,600
 2,165,000   NCBE Capital Trust, 8.25%.......      522,306
 2,526,000   Simmons First National Corp.,
               9.12%.........................      303,120
                                               -----------
Total Preferred Stock
  (cost $1,199,051)                              1,129,026
                                               -----------
  SHARES
----------
SHORT-TERM HOLDINGS (0.7%)
    90,920   Bankers Trust Investment Money
               Market Fund, 6.37%............       90,920
     7,069   Bankers Trust Investment Money
               Market Fund, 6.49%............        7,069
                                               -----------
             (cost $97,989)                         97,989
                                               -----------
Total Investments (100.0%)
  (cost $15,133,907)                           $13,744,038
                                               ===========


                                        7                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
MUNICIPAL BONDS (95.1%)
ARIZONA (4.0%)
$ 770,000    Phoenix AZ, GO Bonds, 6.25%,
               7/1/17.......................  $   853,683
                                              -----------
GUAM (2.3%)
  465,000    Guam Government LO Highway RV,
               Series A, FSA insured, 6.25%,
               5/1/07.......................      485,200
                                              -----------
ILLINOIS (5.5%)
  350,000    Illinois Development Finance
               Authority RV, Community
               Rehabilitation Providers
               Facilities Acquisition
               Program, Series 92, 8.25%,
               8/1/12.......................      364,609
  770,000    Illinois State, GO Bonds,
               5.70%, 4/1/10................      792,291
                                              -----------
                                                1,156,900
                                              -----------
INDIANA (0.4%)
   80,000    Indiana Health Facilities
               Financing Authority Hospital
               RV, Community Hospital of
               Indiana, Series A & B, MBIA
               insured, 6.35%, 7/1/03.......       83,486
                                              -----------
KENTUCKY (7.7%)
1,540,000    Carroll County, KY, PCR Bonds,
               Kentucky Utilities Co.
               Project, Series A, 7.45%,
               9/15/16......................    1,633,339
                                              -----------
LOUISIANA (4.6%)
  770,000    Louisiana Public Facilities
               Authority RV, Extended Care
               Facilities Authority Comm-
               Care Corp., 11.00%, 2/1/14...      969,900
                                              -----------
MISSOURI (5.4%)
  770,000    Kansas City, MO, IDA RV,
               Owens-Illinois, PJ-Conv,
               4.90%, 12/31/08..............      734,888
  385,000    Sikeston, MO, Electric RV,
               6.00%, 6/1/16................      413,632
                                              -----------
                                                1,148,520
                                              -----------
NEVADA (0.3%)
   60,000    Big Bend Water District, MBIA
               insured, 7.25%, 11/1/05......       61,348
                                              -----------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
NEW HAMPSHIRE (1.9%)
$ 195,000    New Hampshire, HEFA RV, Kendal
               at Hanover Issue, Bank of
               Ireland, LOC, 5.80%,
               10/1/12......................  $   195,954
  190,000    New Hampshire, State Turnpike
               System RV, Series A, FGIC
               insured, 7.00%, 11/1/06......      207,267
                                              -----------
                                                  403,221
                                              -----------
NEW JERSEY (3.8%)
  770,000    Essex County, NJ, Improvement
               Authority RV, Utilities
               System East Orange Franchise,
               MBIA insured, 6.00%,
               7/1/18.......................      808,677
                                              -----------
NEW YORK (3.9%)
  770,000    New York, NY, IDA, Civic
               Facilities RV, USTA National
               Tennis Center Project, FSA
               insured, 6.40%, 11/15/08.....      831,284
                                              -----------
NORTH CAROLINA (4.1%)
1,000,000    North Carolina, Eastern
               Municipal Power RV, Series A,
               4.50%, 1/1/24................      858,090
                                              -----------
OHIO (21.9%)
  155,000    Cleveland, OH, Public Power
               System RV, P/R First Mortgage
               Series B, P/R 11/15/01 @
               102..........................      162,311
  615,000    Cleveland, OH, Public Power
               System RV, U/R Balance, First
               Mortgage, Series B, 7.00%,
               11/15/17.....................      640,707
1,540,000    Hamilton, OH, Electrical System
               Mortgage RV, Series A, FGIC
               insured, 6.00%, 10/15/23.....    1,566,149
  215,000    Montgomery County, OH, GO
               Bonds, 5.30%, 12/1/10........      221,085
  615,000    Northwest, OH, GO Bonds, SD
               LOC, FGIC insured, 5.50%,
               12/1/12......................      640,178
  385,000    Ohio State Air Quality
               Development Authority, PCR
               Bonds, Cleveland Electric Co.
               Project, FGIC insured, 8.00%,
               12/1/13......................      414,607


                                        8                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
OHIO, CONTINUED
$ 385,000    Ohio State Turnpike Community,
               RV, Series A, 5.50%,
               2/15/24......................  $   383,217
  345,000    Shelby County, OH, Hospital
               Facilities RV, Wilson
               Memorial Hospital, ETM USG,
               6.40%, 12/1/03...............      352,652
  215,000    Washington County, OH, Hospital
               RV, Shelby General Hospital,
               6.88%, 7/1/03................      217,172
                                              -----------
                                                4,598,078
                                              -----------
OKLAHOMA (0.9%)
  195,000    Claremore, OK, Public Works
               Authority Capital Improvement
               RV, MBIA insured, 5.00%,
               6/1/05.......................      198,030
                                              -----------
PENNSYLVANIA (5.2%)
  330,000    Allegheny County, PA, Hospital
               Development Authority, Health
               Care RV, Allegheny Valley
               School Project, 7.25%,
               2/1/03.......................      326,651
  385,000    Bucks County, PA, IDA RV,
               Personal Care, ETM USG,
               Series A, 10.00%, 5/15/19....      580,830
   85,000    Pennsylvania HEFA RV, Medical
               College of Pennsylvania,
               Series 91 B, 7.25%, 3/1/05...       87,680
  100,000    Washington County, PA, IDA RV,
               Presbyterian Medical Center,
               FHA insured, 6.50%,
               1/15/02......................      102,326
                                              -----------
                                                1,097,487
                                              -----------
PUERTO RICO (10.4%)
  770,000    Puerto Rico, Electric Power
               Authority RV, Series U, MBIA-
               IBC-BNY insured, 6.00%,
               7/1/04.......................      822,907
  400,000    Puerto Rico, GO Bonds, MBIA
               insured, 5.75%, 7/1/10.......      435,972

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
PUERTO RICO, CONTINUED
$ 770,000    Puerto Rico, GO Improvements
               Bonds, 5.50%, 7/1/13.........  $   803,341
  140,000    Puerto Rico, Public Finance
               Corp., Commonwealth
               Appropriations RV, Series A,
               AMBAC insured, 5.38%,
               6/1/18.......................      142,005
                                              -----------
                                                2,204,225
                                              -----------
VIRGIN ISLANDS (1.6%)
  120,000    Virgin Islands, PFA, Economic
               RV, ETM COLL USG, 7.30%,
               10/1/18......................      143,749
  180,000    Virgin Islands, PFA RV, Sub
               Lien Fund Loan Notes, Series
               D, 6.00%, 10/1/05............      182,441
   15,000    Virgin Islands, PFA, Tax RV,
               Senior Lien, GTY-IBCC, LOC,
               5.50%, 10/1/22...............       14,896
                                              -----------
                                                  341,086
                                              -----------
WASHINGTON (6.4%)
  750,000    Pierce County, WA, HFA RV,
               Pooled, 6.00%, 12/1/28.......      672,510
  770,000    Vancouver, WA, HFA RV,
               Springbrook Square, Series B,
               6.00%, 3/1/31................      676,992
                                              -----------
                                                1,349,502
                                              -----------
WEST VIRGINIA (4.8%)
1,000,000    Monongalia County, WV,
               Pollution RV, Potomac Edison
               Co. Fort Martin, Series B,
               5.95%, 4/1/13................    1,018,350
                                              -----------
Total Municipal Bonds
  (cost $20,417,064)                           20,100,406
                                              -----------
 SHARES
----------
SHORT-TERM HOLDINGS (4.9%)
1,039,716    Bankers Trust Investment Tax-
               Free Money Market Fund, 4.15%
               (cost $1,039,716)............    1,039,716
                                              -----------
Total Investments (100.0%)
  (cost $21,456,780)                          $21,140,122
                                              ===========

                                        9                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
MUNICIPAL BONDS & NOTES (97.2%)
GENERAL OBLIGATION -- BOND BANK (3.5%)
$  20,000    Maine Municipal Bond Bank,
               Series A, 5.00%, 11/1/04.....  $    20,283
   20,000    Maine Municipal Bond Bank,
               Series B, 5.40%, 11/1/02.....       20,357
   10,000    Maine Municipal Bond Bank,
               Series C, 6.45%, 11/1/01.....       10,212
   25,000    Maine Municipal Bond Bank,
               Series D, 5.90%, 11/1/00.....       25,032
   90,000    Maine Municipal Bond Bank,
               Series E, 5.70%, 11/1/11.....       93,452
  210,000    Maine Municipal Bond Bank,
               Series 90B, 7.20%, 11/1/07,
               P/R 11/1/00 @ 102............      214,704
   50,000    Maine Municipal Bond Bank,
               Series 90B, 7.20%, 11/1/11,
               P/R 11/1/00 @ 102............       51,120
  150,000    Maine Municipal Bond Bank,
               Series 90B, 7.20%, 11/1/15,
               P/R USG, 11/1/00 @ 102.......      153,360
   25,000    Maine Municipal Bond Bank,
               Series 90D, 7.38%, 11/1/10,
               P/R USG, 11/1/00 @ 102.......       25,564
  100,000    Maine Municipal Bond Bank,
               Series 92B, 6.65%, 11/1/07...      106,094
   85,000    Maine Municipal Bond Bank,
               Series 92B, 6.75%, 11/1/12...       90,348
  150,000    Maine Municipal Bond Bank,
               Series 92E, 5.80%, 11/1/04...      156,225
   80,000    Maine Municipal Bond Bank,
               Sewer & Water Bonds, SRF
               Program, Series 91A, 7.20%,
               11/1/13, P/R USG, 11/1/01 @
               102..........................       83,906
   20,000    Maine Municipal Bond Bank,
               Sewer & Water RV, SRF
               Program, Series B, 4.75%,
               11/1/03......................       20,116
                                              -----------
                                                1,070,773
                                              -----------
GENERAL OBLIGATION -- LOCAL (17.7%)
  100,000    Bangor, ME, GO Bonds, 5.20%,
               11/1/00......................      100,070
   60,000    Bangor, ME, GO Bonds, 5.50%,
               9/1/24.......................       62,233
  100,000    Bangor, ME, LTGO Bonds, Bangor
               International Airport
               Project, 5.75%, 10/1/01......      101,095

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
GENERAL OBLIGATION -- LOCAL, CONTINUED
$  25,000    Bangor, ME, LTGO Bonds, Bangor
               International Airport
               Project, 5.85%, 10/1/02......  $    25,523
  150,000    Bangor, ME, LTGO Bonds, Bangor
               International Airport
               Project, 6.00%, 10/1/03......      155,007
  100,000    Bangor, ME, LTGO Bonds, Bangor
               International Airport
               Project, 6.10%, 10/1/04......      104,171
  250,000    Bangor, ME, LTGO Bonds, Bangor
               International Airport
               Project, 6.35%, 10/1/07......      260,690
  175,000    Bar Harbor, ME, UTGO Bonds,
               6.20%, 6/1/05................      185,414
   75,000    Bar Harbor, ME, UTGO Bonds,
               6.45%, 6/1/09................       82,334
   25,000    Bath, ME, GO Bonds, 5.63%,
               3/1/09.......................       26,264
   30,000    Bath, ME, UTGO Bonds, 7.45%,
               12/1/07......................       34,886
   20,000    Bath, ME, UTGO Bonds, 7.50%,
               12/1/08......................       23,636
   25,000    Blue Hill, ME, GO Bonds, 7.30%,
               7/1/06.......................       27,807
   50,000    Brewer, ME, UTGO Bonds, Series
               A, 6.10%, 1/1/03.............       51,614
   50,000    Brewer, ME, UTGO Bonds, Series
               A, 6.10%, 1/1/04.............       52,187
   50,000    Brewer, ME, UTGO Bonds, Series
               A, 6.10%, 1/1/05.............       52,396
   50,000    Brewer, ME, UTGO Bonds, Series
               A, 6.20%, 1/1/06.............       52,435
   50,000    Brunswick, ME, Tax Increment GO
               Bonds, BTI Project, 5.50%,
               11/1/08......................       51,974
   25,000    Bucksport, ME, GO Bonds -
               Local, School & Public
               Improvements, 7.15%,
               4/1/07.......................       27,841
  250,000    Cape Elizabeth, ME, GO Bonds,
               5.75%, 10/15/09..............      264,707
  100,000    Cape Elizabeth, ME, GO Bonds,
               5.90%, 10/15/12..............      106,431
   25,000    Cape Elizabeth, ME, GO Bonds,
               5.90%, 10/15/14..............       26,607
  100,000    Cumberland County, ME, UTGO
               Bonds, 6.50%, 2/1/03, P/R
               USG, 2/1/01 @ 102............      102,678

                                       10                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
GENERAL OBLIGATION -- LOCAL, CONTINUED
$ 250,000    Cumberland County, ME, UTGO
               Bonds, 5.25%, 2/1/07.........  $   257,738
   25,000    Ellsworth, ME, UTGO Bonds,
               7.20%, 7/1/08................       28,451
  250,000    Freeport, ME, UTGO Bonds, 7.25,
               9/1/04.......................      273,578
   20,000    Freeport, ME, UTGO Bonds, 7.25,
               9/1/10.......................       23,762
   40,000    Old Orchard Beach, ME, UTGO
               Bonds, MBIA insured, 6.40%,
               9/1/04.......................       42,513
  215,000    Old Orchard Beach, ME, UTGO
               Bonds, MBIA insured, 6.60%,
               9/1/06.......................      229,293
   50,000    Old Orchard Beach, ME, UTGO
               Bonds, MBIA insured, 6.65%,
               9/1/07.......................       53,370
   70,000    Old Orchard Beach, ME, UTGO
               Bonds, MBIA insured, 6.65%,
               9/1/08.......................       74,717
   35,000    Old Orchard Beach, ME, UTGO
               Bonds, MBIA insured, 6.65%,
               9/1/10.......................       37,359
  500,000    Portland, ME, GO Bonds, 6.20%,
               4/1/05.......................      534,255
   50,000    Portland, ME, GO Bonds, 12.60%,
               11/1/05......................       67,555
  100,000    Portland, ME, GO Bonds, 7.25%,
               12/1/05......................      111,779
  790,000    Portland, ME, GO Bonds, 5.30%,
               6/13/13......................      792,267
   25,000    Portland, ME, GO Bonds, 6.50%,
               4/1/14.......................       26,996
   10,000    Rockland ME, GO Bonds, 6.00%,
               10/1/00......................       10,001
   25,000    Rockland ME, GO Bonds, 6.00%,
               10/1/01......................       25,335
  150,000    South Portland, ME, GO Bonds,
               5.80%, 9/1/08................      161,330
   40,000    South Portland, ME, GO Bonds,
               5.80%, 9/1/11................       43,178
   25,000    Westbrook, ME, UTGO Bonds,
               6.75%, 11/15/04..............       27,043
   75,000    Windham, ME, UTGO Bonds, 0.05%,
               6/15/08......................       51,324
  130,000    Winslow, ME, GO Bonds, Crowe
               Rope Industries Project,
               Series A, 5.50%, 3/1/07......      133,780

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
GENERAL OBLIGATION -- LOCAL, CONTINUED
$  50,000    Winslow, ME, SD, UTGO Bonds,
               AMBAC Insured, 7.00%,
               10/1/10......................  $    52,269
   20,000    Winslow, ME, UTGO Bonds, AMBAC
               insured, 6.90%, 10/1/08......       20,888
   25,000    Winthrop, ME, UTGO Bonds,
               5.10%, 8/1/04................       25,412
   25,000    Winthrop, ME, UTGO Bonds,
               5.20%, 8/1/05................       25,561
   25,000    Winthrop, ME, UTGO Bonds,
               5.30%, 8/1/06................       25,738
   25,000    Winthrop, ME, UTGO Bonds,
               5.40%, 8/1/07................       25,916
  250,000    Yarmouth, ME, GO Bonds, AMBAC
               insured, 5.25%, 11/15/09.....      257,013
   35,000    York, ME, SD, UTGO Bonds, AMBAC
               insured, 6.40%,
               3/1/03.......................       35,988
                                              -----------
                                                5,452,409
                                              -----------
GENERAL OBLIGATION -- STATE (1.2%)
   50,000    Maine, UTGO Bonds, 8.00%,
               5/1/01.......................       51,026
   90,000    Maine, UTGO Bonds, 6.40%,
               7/1/02.......................       92,921
   25,000    Maine, UTGO Bonds, 7.50%,
               12/15/02.....................       26,559
  100,000    Maine, UTGO Bonds, 6.50%,
               7/1/03.......................      105,059
  100,000    Maine, UTGO Bonds, Highway
               Improvements, 8.00%,
               5/1/02.......................      105,272
                                              -----------
                                                  380,837
                                              -----------
REVENUE -- GUAM (7.7%)
  370,000    Guam Government LO Highway, RV,
               Series A, FSA insured, 6.25%,
               5/1/07.......................      386,073
1,875,000    Guam Power Authority RV, Series
               A, AMBAC insured, 6.30%,
               10/1/12 COLL USG, P/R 10/1/02
               @ 102........................    1,981,031
                                              -----------
                                                2,367,104
                                              -----------

                                       11                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
REVENUE -- HEALTH & EDUCATION (10.5%)
$  25,000    Maine Educational Loan
               Authority, Educational Loan
               RV, Supplemental Education
               Loan Program, Series 92 A-1,
               6.80%, 12/1/07...............  $    26,091
   55,000    Maine Educational Loan
               Authority, Educational Loan
               RV, Supplemental Education
               Loan Program, Series 92 A-1,
               7.00%, 12/1/16...............       57,256
   15,000    Maine Educational Loan
               Authority, Educational Loan
               RV, Supplemental Education
               Loan Program, Series 92 A-2,
               7.15%, 12/1/16...............       15,629
   25,000    Maine Educational Loan
               Marketing Corp., Series A,
               6.35%, 5/1/05................       25,676
   45,000    Maine Educational Marketing
               Corp., Student Loan Refunding
               RV, 6.90%, 11/1/03...........       45,751
   80,000    Maine HEHFA RV, FSA insured,
               6.10%, 7/1/01, U/R Balance...       80,952
   20,000    Maine HEHFA RV, FSA insured,
               ETM, 6.10%, 7/1/01...........       20,253
  195,000    Maine HEHFA RV, Maine Medical
               Center, ETM USG, 6.00%,
               10/1/13......................      208,774
  100,000    Maine HEHFA RV, Series A,
               6.10%, 7/1/03................      103,901
   50,000    Maine HEHFA RV, Series A,
               6.10%, 7/1/03, PV, 7/1/02 @
               102..........................       52,272
  175,000    Maine HEHFA RV, Series A, FSA
               insured, 5.50%, 7/1/07.......      182,932
  550,000    Maine HEHFA, RV, Series A, FSA
               insured, 5.25%, 7/1/10.......      561,539
   25,000    Maine HEHFA RV, Series A,
               5.25%, 7/1/11................       25,375
  450,000    Maine HEHFA RV, Series B, FSA
               insured, 5.55%, 7/1/08.......      462,150
  510,000    Maine HEHFA RV, Series D, FSA
               insured, 5.30%, 7/1/07.......      521,240
    5,000    Maine HEHFA RV, Southern Maine
               Medical Center, AMBAC
               insured, 7.20%, 5/1/06.......        5,110

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
REVENUE -- HEALTH & EDUCATION, CONTINUED
$   5,000    Maine HEHFA RV, Southern Maine
               Medical Center, AMBAC
               insured, 7.30%, 5/1/14.......  $     5,110
  840,000    Maine Veterans' Homes RV,
               6.80%, 10/1/05...............      839,639
                                              -----------
                                                3,239,650
                                              -----------
REVENUE -- HOUSING (2.9%)
   40,000    Maine HSG AUTH RV, Mortgage
               Purchase, Series 88 D-5,
               7.45%, 11/15/11..............       41,158
  200,000    Maine HSG AUTH RV, Mortgage
               Purchase, Series 88 D-6,
               7.25%,11/15/19...............      204,392
  110,000    Maine HSG AUTH RV, Mortgage
               Purchase, Series 90 A-5,
               Remarketed 5/13/93, 6.20%,
               11/15/16.....................      110,736
  185,000    Maine HSG AUTH RV, Mortgage
               Purchase, Series 92 C, 6.55%,
               11/15/12.....................      192,438
   50,000    Maine HSG AUTH RV, Mortgage
               Purchase, Series 93 A-1,
               5.05%, 11/15/06..............       50,578
  250,000    Maine HSG AUTH RV, Mortgage
               Purchase, Series 94 C-1,
               6.20%, 11/15/07..............      251,990
   25,000    Maine HSG AUTH RV, Series 91 A,
               FSA insured, 7.40%,
               11/15/22.....................       25,682
                                              -----------
                                                  876,974
                                              -----------
REVENUE -- INDUSTRIAL (10.7%)
   15,000    Bath, ME, Sewer Improvements
               RV, 7.40%, 12/1/06...........       17,154
   25,000    Bucksport, ME, Solid Waste
               Disposal RV, Champion
               International Corp. Project
               Remarketed 5/1/93, 6.25%,
               5/1/10.......................       25,407
  530,000    East Millinocket, ME, PCR
               Bonds, Great Northern Nekoosa
               Corp. Project, ETM USG,
               6.70%, 6/1/04................      553,983
  165,000    Kennebec, ME, Water District
               RV, 7.00%, 12/1/14, P/R USG,
               12/1/01 @ 101.50.............      172,362


                                       12                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
REVENUE -- INDUSTRIAL, CONTINUED
$  40,000    Kennebec, ME, Water District
               RV, 7.00%, 12/1/20, P/R USD,
               12/1/01 @ 101.50.............  $    41,785
  500,000    Kennebec, ME, Water District
               RV, FSA insured, 5.125%,
               12/1/21......................      464,110
   15,000    Kennebunk, ME, Sewer District
               RV, 7.10%, 1/1/06............       16,492
  500,000    Maine Finance Authority RV,
               Boise Cascade Corp. Project,
               7.90%, 6/1/15................      510,440
1,450,000    Skowhegan, ME, PCR Bonds, Scott
               Paper Co. Project, 5.90%,
               11/1/13......................    1,494,747
                                              -----------
                                                3,296,480
                                              -----------
REVENUE -- PUERTO RICO (19.4%)
  700,000    Puerto Rico, GO Bonds, MBIA
               insured, 5.75%, 7/1/10.......      762,951
1,200,000    Puerto Rico, Housing Authority
               Bank & Finance Agency, SFM,
               FHA insured, 8.50%,
               12/1/18......................    1,309,992
   60,000    Puerto Rico, Industrial,
               Medical & Environmental,
               Pollution Control Facilities
               Financing Authority, Abbott
               Chemicals, Inc. Project,
               Chase Manhattan Bank, LOC,
               6.50%, 7/1/09................       60,510
3,820,000    Puerto Rico, Public Finance
               Corp., Commonwealth
               Appropriations RV, Series A,
               AMBAC insured, 5.38%,
               6/1/18.......................    3,874,702
                                              -----------
                                                6,008,155
                                              -----------
REVENUE -- TRANSPORTATION (2.4%)
  700,000    Maine State Turnpike Authority
               RV, MBIA insured, 6.00%,
               7/1/14.......................      745,339
                                              -----------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
REVENUE -- VIRGIN ISLANDS (21.2%)
$  60,000    Virgin Islands, HFA, SFM RV,
               GNMA Mortgage Backed
               Securities, Series A, 6.00%,
               3/1/07.......................  $    60,314
  960,000    Virgin Islands, PFA, Economic
               RV, ETM COLL USG, 7.30%,
               10/1/18......................    1,149,994
1,000,000    Virgin Islands, PFA RV, Senior
               Lien, Series C, 5.50%,
               10/1/08......................    1,006,750
  725,000    Virgin Islands, PFA RV, Sub
               Lien Fund Loan Notes, Series
               D, U.S. Trust Company of New
               York, 6.00%, 10/1/05.........      734,831
1,165,000    Virgin Islands, PFA, Tax RV,
               Senior Lien, LOC, 5.50%,
               10/1/22......................    1,156,915
  720,000    Virgin Islands, Water & Power
               Authority, Electric System
               RV, 5.25% 7/1/06.............      722,246
  240,000    Virgin Islands, Water & Power
               Authority Electric System RV,
               5.25%, 7/1/08................      238,848
1,500,000    Virgin Islands, Water & Power
               Authority, Electric System
               RV, ACA- CBI MBIA-IBC
               insured, 5.3%, 7/1/21........    1,465,725
                                              -----------
                                                6,535,623
                                              -----------
Total Municipal Bonds
  (cost $29,717,456)                           29,973,344
                                              -----------
 SHARES
----------
SHORT-TERM INVESTMENTS (2.8%)
  847,858    Bankers Trust Investment Tax-
               Free Money Market Fund, 4.15%
               (cost $847,858)..............      847,858
                                              -----------
Total Investments (100.0%)
  (cost $30,565,314)                          $30,821,202
                                              ===========


                                       13                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
MUNICIPAL BONDS (100.0%)
GENERAL OBLIGATION -- BOND BANK (3.9%)
$   5,000    New Hampshire Muni Bond Bank,
               Pinkerton Academy Project,
               AMBAC insured, 5.25%,
               6/1/07.......................  $     5,093
   50,000    New Hampshire Muni Bond Bank,
               Series A, 5.15%, 11/1/08.....       50,584
   25,000    New Hampshire Muni Bond Bank,
               Series K, 6.75%, 1/15/08, P/R
               USG 1/15/01 @ 102............       25,664
   25,000    New Hampshire Muni Bond Bank,
               Series 91 E, 6.90%,
               8/15/06......................       26,019
   50,000    New Hampshire Muni Bond Bank,
               Series 92 H, 6.35%,
               7/15/06......................       52,225
  175,000    New Hampshire Muni Bond Bank,
               Series 92 H, 6.50%,
               7/15/08......................      183,232
   85,000    New Hampshire Muni Bond Bank,
               Series 94 C, State
               Guaranteed, 5.80%, 8/15/08...       88,818
   10,000    New Hampshire Muni Bond Bank,
               Series 92 D, State
               Guaranteed, 6.00%, 1/15/11...       10,491
                                              -----------
                                                  442,126
                                              -----------
GENERAL OBLIGATION -- LOCAL (26.3%)
  155,000    Bedford, NH, UTGO Bonds, 6.70%,
               8/1/12.......................      161,131
  225,000    Belknap County, NH, GO Bonds,
               MBIA insured, 5.20%,
               6/15/13......................      224,465
   50,000    Concord, NH, GO Bonds, FGIC
               insured, 6.05%, 10/15/08.....       53,155
  100,000    Concord, NH, SD, GO Bonds,
               4.70%, 10/15/07..............       99,885
  100,000    Concord, NH, SD, GO Bonds,
               5.00%, 10/15/10..............      100,676
  100,000    Concord, NH, UTGO Bonds, MBIA
               insured, 5.00%, 1/15/09......      100,709
   50,000    Exeter, NH, UTGO Bonds, 5.10%,
               6/15/05......................       50,929

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
GENERAL OBLIGATION -- LOCAL, CONTINUED
   25,000    Exeter, NH, UTGO Bonds, 5.30%,
               6/15/08......................       25,804
$  90,000    Farmington, NH, SD, GO Bonds,
               AMBAC insured, 5.55%,
               2/15/02......................  $    91,276
   50,000    Franklin, NH, GO Bonds, MBIA
               insured, 5.20%, 10/1/07......       51,071
  100,000    Goffstown, NH, GO Bonds, SD,
               AMBAC insured, 5.25%,
               8/15/11......................      101,000
   60,000    Gorham, NH, GO Bonds, FSA
               insured, 4.80%, 4/1/13.......       57,065
   65,000    Gorham, NH, GO Bonds, FSA
               insured, 4.85%, 4/1/14.......       61,454
   45,000    Keene, NH, UTGO Bonds, 5.15%,
               10/15/11.....................       45,534
   25,000    Lisbon, NH, Regional SD UTGO
               Bonds, 5.60%, 2/1/10.........       25,543
   50,000    Londonderry, NH, UTGO Bonds,
               5.40%, 1/15/14...............       50,028
  250,000    Manchester, NH, Public
               Improvement Bonds, 5.50%,
               11/01/12.....................      255,890
  225,000    Manchester, NH, UTGO Bonds,
               General Improvement RV,
               Series B, MBIA insured,
               5.00%, 1/2/09................      223,407
  250,000    Manchester, NH, UTGO Bonds,
               Public Improvement Bonds,
               Series 93 A, 5.30%, 7/1/07...      256,900
   15,000    Manchester, NH, UTGO Bonds,
               Series 93 A, 5.00%, 7/1/04...       15,263
   15,000    Mascenic, NH, Regional SD #1,
               Lot C, AMBAC insured, 7.20%,
               12/15/07.....................       17,202
   20,000    Nashua, NH, UTGO Bonds, 5.70%,
               7/15/07......................       20,695
   15,000    Nashua, NH, UTGO Bonds, 6.80%,
               7/1/09.......................       15,563
  100,000    Nashua, NH, UTGO Bonds, AMBAC
               insured, 5.35%, 7/15/06......      103,232
   35,000    Nashua, NH, UTGO Bonds, FGIC
               insured, 5.25%, 11/2/09......       35,844
  100,000    Nashua, NH, UTGO Public
               Improvement Bonds, 6.80%,
               7/1/07.......................      103,754

                                       14                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
GENERAL OBLIGATION -- LOCAL, CONTINUED
$  50,000    Oyster River, NH, Cooperative
               SD State Guaranteed, GO
               Bonds, Lot A, 5.75%,
               6/15/07......................  $    52,562
  100,000    Oyster River, NH, Cooperative
               SD State Guaranteed, GO
               Bonds, Lot A, 5.85%,
               6/15/08......................      105,296
   30,000    Salem, NH, GO Bonds, MBIA
               insured, 6.45%, 3/1/04.......       30,815
  400,000    Stratham, NH, GO SD Bonds,
               AMBAC insured, 5.10%,
               1/15/08......................      408,892
                                              -----------
                                                2,945,040
                                              -----------
GENERAL OBLIGATION -- PUERTO RICO (0.2%)
   25,000    Puerto Rico, GO Bonds, MBIA
               insured, 5.75%, 7/1/10.......       27,248
                                              -----------
GENERAL OBLIGATION -- STATE (11.9%)
   10,000    New Hampshire State, GO Bonds,
               6.00%, 9/1/05................       10,583
  350,000    New Hampshire State, GO Bonds,
               Capital Improvement, 5.50%,
               12/1/06......................      365,148
1,000,000    New Hampshire State, GO Bonds,
               Capital Improvement, Series
               A, 5.13%, 10/1/17............      954,340
                                              -----------
                                                1,330,071
                                              -----------
REVENUE -- GUAM (0.5%)
   30,000    Guam Government LO Highway RV,
               Series A, FSA insured, 6.25%,
               5/1/07.......................       31,303
   20,000    Guam Power Authority RV, Series
               A, AMBAC insured, 6.30%,
               10/1/02, COLL USG, P/R
               10/1/02 @ 102................       21,131
                                              -----------
                                                   52,434
                                              -----------
REVENUE -- HEALTH & EDUCATION (28.3%)
   25,000    Hudson, NH, Educational
               Facilities RV, SD, Lot B,
               7.30%, 12/15/06..............       28,392
   20,000    Hudson, NH, Educational
               Facilities RV, SD, Lot B,
               7.30%, 12/15/08..............       23,299

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
REVENUE -- HEALTH & EDUCATION, CONTINUED
   50,000    New Hampshire, HEFA RV, Concord
               Hospital Issue, AMBAC
               insured, 5.40%, 10/1/06......       51,616
$ 750,000    New Hampshire, HEFA RV, Kendal
               at Hanover Issue, Bank of
               Ireland, LOC, 5.80%,
               10/1/12......................  $   753,668
  160,000    New Hampshire, HEHFA RV, 6.00%,
               10/1/13......................      169,080
   90,000    New Hampshire, HEHFA RV, 6.00%,
               10/1/13......................       89,159
   35,000    New Hampshire, HEHFA RV, Elliot
               Hospital of Manchester,
               6.50%, 10/1/11...............       36,223
  460,000    New Hampshire, HEHFA RV, Elliot
               Hospital of Manchester,
               6.25%, 10/1/21...............      467,346
  100,000    New Hampshire, HEHFA RV, Exeter
               Hospital, 5.25%, 10/1/00.....      100,003
   50,000    New Hampshire, HEHFA RV, Exeter
               Hospital/Healthcare Issue,
               5.50%, 10/1/13...............       50,273
  200,000    New Hampshire, HEHFA RV, FGIC
               insured, 5.45% VR,
               7/1/21++.....................      200,000
  165,000    New Hampshire, HEHFA RV,
               Franklin Pierce College,
               Series 94, 5.50%, 10/1/04....      169,801
   90,000    New Hampshire, HEHFA RV,
               Franklin Pierce College,
               Series 94, 5.50%, 10/1/04....       89,951
    5,000    New Hampshire, HEHFA RV,
               Hitchcock Clinic Issue, MBIA
               insured, 6.00%, 7/1/15.......        5,123
   85,000    New Hampshire, HEHFA RV, Lakes
               Region Hospital Association,
               5.75%, 1/1/11................       86,936
   15,000    New Hampshire, HEHFA, RV, Mary
               Hitchcock Memorial Hospital,
               FGIC insured, 4.90%,
               8/15/01......................       15,054
   50,000    New Hampshire, HEHFA RV, Nashua
               Memorial Hospital, 5.50%,
               10/1/02......................       50,240

                                       15                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
REVENUE -- HEALTH & EDUCATION, CONTINUED
$ 400,000    New Hampshire, HEHFA RV, River
               Woods at Exeter, 9.00%,
               3/1/23.......................  $   446,392
  125,000    New Hampshire, HEHFA RV, Rivier
               College, 6.90%, 1/1/13.......      133,008
   30,000    New Hampshire, HEHFA RV,
               University System of New
               Hampshire, MBIA insured,
               Series 92, 6.00%, 7/1/07.....       31,196
  175,000    New Hampshire, HEHFA RV,
               Wentworth-Douglass Hospital,
               5.40%, 1/1/07................      179,202
                                              -----------
                                                3,175,962
                                              -----------
REVENUE -- HOUSING (9.1%)
   10,000    New Hampshire, HSG AUTH, SFM
               RV, 6.75%, 7/1/04............       10,189
   75,000    New Hampshire, HSG AUTH, SFM
               RV, Series A, 5.25%,
               1/1/07.......................       75,489
  450,000    New Hampshire, HSG AUTH, SFM
               RV, Series B 5.60%, 1/1/06...      455,459
   95,000    New Hampshire, HSG AUTH, SFM
               RV, Series B, 5.90%,
               1/1/07.......................       98,136
   80,000    New Hampshire, HSG AUTH, SFM
               RV, Series B, 6.00%,
               1/1/08.......................       80,411
   90,000    New Hampshire, HSG AUTH, SFM
               RV, Series B, 6.00%,
               7/1/08.......................       90,489
  125,000    New Hampshire, SHF Authority,
               Series SB, 4.85%, 1/1/05.....      123,874
   90,000    New Hampshire, SHF Authority,
               Series SB, 4.95%, 1/1/06.....       88,900
                                              -----------
                                                1,022,947
                                              -----------
REVENUE -- INDUSTRIAL (1.4%)
  140,000    Exeter, NH, UTGO Bonds, Sewer
               Improvements, 6.25%,
               1/15/07......................      145,140
   10,000    New Hampshire State, IDA Solid
               Waste Disposal RV, Canal
               Electric Co. Project, FGIC
               insured, 7.38%, 12/1/20......       10,250
                                              -----------
                                                  155,390
                                              -----------

   FACE                 SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  -----------
REVENUE -- PUERTO RICO (0.6%)
$  40,000    Puerto Rico, Industrial,
               Medical & Environmental,
               Pollution Control Facilities
               Financing Authority, Abbott
               Chemicals Inc. Project, Chase
               Manhattan Bank, LOC, 6.50%,
               7/1/09.......................  $    40,340
   25,000    Puerto Rico, Infrastructure
               Financing Authority RV, U/R
               Balance, Series A, 7.75%,
               7/1/08.......................       25,060
                                              -----------
                                                   65,400
                                              -----------
REVENUE -- TRANSPORTATION (14.6%)
  305,000    New Hampshire State Turnpike
               System RV, Series A, FGIC
               insured, 7.00%, 11/1/06......      332,718
1,175,000    New Hampshire State Turnpike
               System RV, Series A, FGIC
               insured, 6.75%, 11/1/11......    1,298,187
                                              -----------
                                                1,630,905
                                              -----------
REVENUE -- VIRGIN ISLANDS (3.2%)
   10,000    Virgin Islands, HFA, SFM RV,
               GNMA Mortgage Backed Series
               A, 6.00%, 3/1/07.............       10,052
   30,000    Virgin Islands, PFA RV, Series
               B, Coll by USG, 7.25%,
               10/1/07, P/R 10/1/00 @ 101...       30,307
  235,000    Virgin Islands, PFA RV, Sub
               Lien Fund Loan Notes, Series
               D, 6.00%, 10/1/05............      238,187
   40,000    Virgin Islands, PFA, Tax RV,
               Senior Lien, 5.50%,
               10/1/22......................       39,722
   30,000    Virgin Islands, Water & Power
               Authority, Electric System
               RV, 5.25% 7/1/06.............       30,094
   10,000    Virgin Islands, Water & Power
               Authority Electric System RV,
               5.25%, 7/1/08................        9,952
                                              -----------
                                                  358,314
                                              -----------
Total Municipal Bonds
  (cost $11,236,755)                           11,205,837
                                              -----------
Total Investments (100.0%)
  (cost $11,236,755)                          $11,205,837
                                              ===========

                                       16                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
INVESTORS GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                        SECURITY
 SHARES                DESCRIPTION                VALUE
--------   -----------------------------------  ----------
COMMON STOCK (97.1%)
BASIC MATERIALS (3.5%)
   4,267   Air Products and Chemicals, Inc....  $  153,612
   1,090   Du Pont (E.I) de Nemours Co........      45,166
                                                ----------
                                                   198,778
                                                ----------
CAPITAL GOODS (8.1%)
   8,000   General Electric Co. ..............     461,500
                                                ----------
COMMUNICATIONS (5.8%)
   2,720   SBC Communications, Inc............     136,000
   5,333   Vodafone Group plc ADR.............     197,321
                                                ----------
                                                   333,321
                                                ----------
CONSUMER STAPLES (5.0%)
   2,933   PepsiCo, Inc.......................     134,918
   4,000   Walt Disney Co.....................     153,000
                                                ----------
                                                   287,918
                                                ----------
ENERGY (9.5%)
   2,292   Conoco, Inc. - Class B.............      61,740
   3,200   Exxon Mobil Corp. .................     285,200
   2,400   Schlumberger Ltd...................     197,550
                                                ----------
                                                   544,490
                                                ----------
FINANCIAL (30.0%)
   4,000   American International Group,
             Inc. ............................     382,750
   2,436   Bank of America Corp.*.............     127,586
      42   Berkshire Hathaway, Inc. - Class B
             *................................      86,940
   2,667   Fannie Mae.........................     190,691

                        SECURITY
 SHARES                DESCRIPTION                VALUE
--------   -----------------------------------  ----------
FINANCIAL, CONTINUED
   6,000   Fiserv, Inc.*......................     359,250
   5,334   Merrill Lynch & Co., Inc. .........  $  352,044
   4,800   Wells Fargo Co., Inc. .............     220,500
                                                ----------
                                                 1,719,761
                                                ----------
HEALTH CARE (15.5%)
   4,267   Abbott Laboratories................     202,949
   3,733   American Home Products Corp. ......     211,148
   2,133   Johnson & Johnson..................     200,369
   3,680   Merck & Co., Inc...................     273,930
                                                ----------
                                                   888,396
                                                ----------
TECHNOLOGY (19.7%)
   2,133   Automatic Data Processing,
             Inc. ............................     142,645
   1,600   Computer Sciences Corp.*...........     118,800
   2,000   IBM Corp. .........................     225,000
   5,333   Oracle Corp.*......................     419,974
   3,200   United Technologies Corp...........     221,600
                                                ----------
                                                 1,128,019
                                                ----------
Total Common Stock
  (cost $1,396,809)                              5,562,183
                                                ----------
SHORT-TERM HOLDINGS (2.9%)
 165,360   Bankers Trust Institutional Cash
             Management Fund, 6.49%
             (cost $165,360)..................     165,360
                                                ----------
Total Investments (100.0%)
  (cost $1,562,169)                             $5,727,543
                                                ==========

                                       17                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                        SECURITY
 SHARES               DESCRIPTION                 VALUE
--------   ----------------------------------  -----------
COMMON STOCK (69.4%)
BASIC MATERIALS (5.1%)
  16,200   Centex Corp. .....................  $   520,425
   4,660   Southdown, Inc. ..................      332,025
                                               -----------
                                                   852,450
                                               -----------
COMMUNICATIONS (6.3%)
  13,000   AT&T Corp. .......................      381,875
   7,300   SBC Communications, Inc...........      365,000
   5,560   Telefonos de Mexico SA ADR........      295,723
                                               -----------
                                                 1,042,598
                                               -----------
CONSUMER CYCLICAL (3.8%)
  20,000   Brunswick Corp. ..................      365,000
  20,000   Fleetwood Enterprises, Inc. ......      271,250
                                               -----------
                                                   636,250
                                               -----------
CONSUMER STAPLES (2.3%)
   4,000   Philip Morris Cos., Inc. .........      117,750
   5,500   Safeway, Inc.*....................      256,781
                                               -----------
                                                   374,531
                                               -----------
ENERGY (5.5%)
   3,900   Chevron Corp......................      332,475
   4,800   Conoco, Inc. - Class B............      129,300
  16,000   USX-Marathon Group, Inc...........      454,000
                                               -----------
                                                   915,775
                                               -----------
FINANCIAL (10.8%)
  13,000   Associates First Capital Corp.....      494,000
  24,000   Banknorth Group, Inc..............      429,000
   6,925   Chase Manhattan Corp. ............      319,848
  14,000   Washington Mutual, Inc. ..........      557,375
                                               -----------
                                                 1,800,223
                                               -----------
HEALTH CARE (10.5%)
  11,700   Abbott Laboratories...............      556,481
   2,500   Merck & Co., Inc. ................      186,094
   8,200   Procter & Gamble Co. .............      549,400
   9,800   Schering-Plough Corp. ............      455,700
                                               -----------
                                                 1,747,675
                                               -----------
TECHNOLOGY (21.1%)
  17,060   Compaq Computer Corp. ............      470,513
   3,600   Computer Sciences Corp.*..........      267,300
   6,500   Fairchild Semiconductor Corp.*....      182,813
   3,600   IBM Corp..........................      405,000
   8,300   Intel Corp........................      345,488
   8,500   Litton Industries, Inc.*..........  $   379,844

                        SECURITY
 SHARES               DESCRIPTION                 VALUE
--------   ----------------------------------  -----------
TECHNOLOGY, CONTINUED
   6,000   Lucent Technologies, Inc..........      183,375
   1,000   Microsoft Corp.*..................       60,250
   4,000   Northrop Grumman Corp.............      363,500
  10,000   Teleflex, Inc.....................      343,750
   3,000   Tellabs, Inc.*....................      143,250
   5,400   United Technologies Corp..........      373,950
                                               -----------
                                                 3,519,033
                                               -----------
UTILITIES (4.0%)
  23,000   Teco Energy, Inc. ................      661,250
                                               -----------
Total Common Stock
  (cost $10,549,154)                            11,549,785
                                               -----------
  FACE
 AMOUNT
--------
CORPORATE BONDS & NOTES (23.4%)
 200,000   Associates Corp. of North America,
             6.10%, 1/15/05..................      193,347
 100,000   Avco Financial Services, 7.38%,
             8/15/01.........................      100,247
 150,000   Bear Stearns Cos., Inc., 6.63%,
             1/15/04.........................      147,631
 200,000   Boeing Co., 6.35%, 6/15/03........      198,423
 200,000   Chase Manhattan Corp., 6.25%,
             1/15/06.........................      192,913
 150,000   Crown, Cork, & Seal, 6.75%,
             12/15/03........................      136,570
 100,000   Crown, Cork, & Seal, 6.75%,
             12/15/03........................       94,672
 300,000   Diageo Capital plc, 5.63%,
             6/24/04.........................      296,832
 250,000   Dow Chemical Co., 5.97%, 1/15/09..      230,138
 300,000   Goldman Sachs Group, Inc., 6.65%,
             5/15/09.........................      284,232
 200,000   Ingersoll-Rand Co., 6.58%,
             12/5/05.........................      195,791
 100,000   Lockheed Martin Corp., 6.85%,
             5/15/01.........................       99,638
 200,000   MCI WorldCom, Inc., 6.13%,
             8/15/01.........................      198,782
 100,000   Morgan Stanley Dean Witter & Co.,
             5.75%, 2/15/01..................       99,660
 200,000   New York Telephone Co., 6.00%,
             4/15/08.........................      183,506
 177,000   Philip Morris Cos., Inc., 7.63%,
             5/15/02.........................      176,202

                                       18                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

  FACE
 AMOUNT
--------
CORPORATE BONDS & NOTES, CONTINUED
 300,000   Potomac Electric Power Co., 5.63%,
             10/15/03........................  $   289,334
 200,000   Sears Roebuck Acceptance Corp.,
             6.75%, 9/15/05..................      194,315
 300,000   Sony Corp., 6.13%, 3/4/03.........      295,811
 200,000   Wal-Mart Stores, Inc., 6.88%,
             8/10/09.........................      197,990
 100,000   Xerox, 5.50%, 11/15/03............       92,856
                                               -----------
Total Corporate Bonds & Notes
  (cost $4,059,517)                              3,898,890
                                               -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.7%)
FHLMC (2.4%)
 200,000   Series 1491 GB, 6.90%, 11/15/21...      197,170
 200,000   Series 1678 C, 6.00%, 8/15/08.....      193,990
                                               -----------
                                                   391,160
                                               -----------
FNMA (2.3%)
 400,000   Series 1992-184 C, 7.00%,
             10/25/21........................      387,776
                                               -----------
Total Collateralized Mortgage Obligations
  (cost $798,125)                                  778,936
                                               -----------

  FACE
 AMOUNT
--------
GOVERNMENT AGENCY NOTES (0.6%)
 100,000   FNMA, 5.63%, 5/14/04..............  $    97,192
                                               -----------
Total Government Agency Notes
  (cost $96,673)                                    97,192
                                               -----------
MORTGAGE BACKED SECURITIES (1.9%)
GNMA (1.9%)
  71,707   Pool 394795, 7.50%, 10/15/10......       72,948
 254,676   Pool 457827, 6.00%, 10/15/13......      246,699
                                               -----------
Total Mortgage Backed Securities
  (cost $330,872)                                  319,647
                                               -----------
Total Investments (100.0%)
  (cost $15,834,341)                           $16,644,450
                                               ===========

                                       19                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                        SECURITY
 SHARES               DESCRIPTION                 VALUE
--------   ----------------------------------  -----------
COMMON STOCK (98.1%)
BASIC MATERIALS (6.0%)
  12,000   Air Products & Chemicals, Inc. ...  $   432,000
  15,000   USX-U.S. Steel Group, Inc. .......      227,813
  17,000   Willamette Industries, Inc........      476,000
                                               -----------
                                                 1,135,813
                                               -----------
COMMUNICATIONS (9.9%)
  20,700   AT&T Corp.........................      608,062
   6,000   Telefonos de Mexico SA ADR........      319,125
   9,760   Verizon Communications............      472,750
  15,000   WorldCom, Inc.*...................      455,625
                                               -----------
                                                 1,855,562
                                               -----------
CONSUMER CYCLICAL (5.8%)
   5,000   Federated Department Stores,
             Inc.*...........................      130,625
  15,000   Nike, Inc. - Class B..............      600,937
  16,000   TJX Cos., Inc. ...................      360,000
                                               -----------
                                                 1,091,562
                                               -----------
CONSUMER STAPLES (10.3%)
   8,000   Bestfoods, Inc....................      582,000
   7,000   CVS Corp. ........................      324,187
  30,000   Ruddick Corp. ....................      416,250
   5,000   Safeway, Inc.*....................      233,438
  10,000   Walt Disney Co....................      382,500
                                               -----------
                                                 1,938,375
                                               -----------
ENERGY (6.9%)
   4,000   Chevron Corp......................      341,000
   5,000   Exxon Mobil Corp. ................      445,625
   8,000   Phillips Petroleum Co.............      502,000
                                               -----------
                                                 1,288,625
                                               -----------
FINANCIAL (20.7%)
  20,000   Banknorth Group, Inc..............      357,500
  10,500   Chase Manhattan Corp. ............      484,969
  16,000   Citigroup, Inc....................      865,000
  11,844   FleetBoston Financial Corp........      461,916
  12,000   Merrill Lynch & Co., Inc. ........      792,000
  15,000   North Fork Bancorp., Inc..........      324,375
  13,330   Wells Fargo & Co. ................      612,347
                                               -----------
                                                 3,898,107
                                               -----------

                        SECURITY
 SHARES               DESCRIPTION                 VALUE
--------   ----------------------------------  -----------
HEALTH CARE (14.2%)
  10,000   Bristol-Myers Squibb Co. .........  $   571,250
   8,000   Merck & Co., Inc. ................      595,500
   6,000   Procter & Gamble Co. .............      402,000
  12,000   Schering-Plough Corp..............      558,000
  15,000   Tenet Healthcare Corp.............      545,625
                                               -----------
                                                 2,672,375
                                               -----------
TECHNOLOGY (24.3%)
  25,000   Compaq Computer Corp. ............      689,500
   5,000   Cooper Cameron Corp.*.............      368,438
   5,000   Hewlett-Packard Co. ..............      485,000
  14,000   Intel Corp........................      582,750
   8,000   Litton Industries, Inc.*..........      357,500
   3,000   Lucent Technologies, Inc..........       91,687
   6,000   Microsoft Corp.*..................      361,500
   7,000   Teleflex, Inc.....................      240,625
  12,000   Texas Instruments, Inc............      566,250
  25,000   Timken Co.........................      342,188
   7,000   United Technologies Corp..........      484,750
                                               -----------
                                                 4,570,188
                                               -----------
Total Common Stock
  (cost $13,582,446)                            18,450,607
                                               -----------
SHORT-TERM HOLDINGS (1.9%)
 353,605   Bankers Trust Institutional Cash
             Management Fund, 6.49% (cost
             $353,605).......................      353,605
                                               -----------
Total Investments (100.0%)
  (cost $13,936,051)                           $18,804,212
                                               ===========

                                       20                         FORUM FUNDS(R)

See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

++ Certain variable rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on September 30, 2000.

+ Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933, as amended ( the "1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act.

*  Non-income producing securities.

ACA       American Capital Assets
ADR       American Depositary Receipts
AMBAC     American Municipal Bond Assurance Corporation
CBI       Certificate of Bond Insurance
COLL      Collateralized
ETM       Escrowed to Maturity
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association
GO        General Obligation
HEFA      Higher Education Facilities Authority
HEHFA     Higher Education & Health Facilities Authority
HFA       Housing Finance Authority
HSG AUTH  State Housing Authority
IBC       Insured Bond Certification
IDA       Industrial Development Authority
LO        Limited Obligation
LOC       Letter of Credit
LTGO      Limited Tax General Obligation
MBIA      Municipal Bond Insurance Association
Muni      Municipal
P/R       Prerefunded
PBA       Public Building Authority
PCR       Pollution Control Revenue
PFA       Public Finance Authority
RV        Revenue Bonds
RTC       Resolution Trust Company
SD        School District
SFM       Single Family Mortgage
SRF       State Revolving Loan Fund
U/R       Unrefunded
USG       U.S. Governments
UTGO      Unlimited Tax General Obligation

See Notes to Financial Statements.    21                          FORUM FUNDS(R)

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                                                           MAINE
                                                               INVESTORS     INVESTORS     TAXSAVER      TAXSAVER
                                                              HIGH GRADE       BOND          BOND          BOND
                                                               BOND FUND       FUND          FUND          FUND
                                                               ---------       ----          ----          ----
ASSETS
    Investments (Note 2):
      Investments, at cost..................................  $24,272,769   $15,133,907   $21,456,780   $30,565,314
      Net unrealized appreciation (depreciation)............    (607,803)    (1,389,869)     (316,658)      255,888
                                                              -----------   -----------   -----------   -----------
    Total investments, at value.............................  23,664,966     13,744,038    21,140,122    30,821,202
    Cash....................................................          --         25,621            --            --
    Interest, dividends and other receivables...............     401,412        226,085       360,518       642,543
    Receivable for securities sold..........................          --             --            --            --
    Receivable for fund shares sold.........................          --            829            --            --
    Organization costs, net of amortization (Note 2)........       2,541             --            --            --
                                                              -----------   -----------   -----------   -----------
Total Assets................................................  24,068,919     13,996,573    21,500,640    31,463,745
                                                              -----------   -----------   -----------   -----------
LIABILITIES
    Dividends payable.......................................     114,165         52,035        48,759        44,287
    Payable for fund shares redeemed........................          --        110,001       164,695            --
    Payable to custodian for overdraft......................          --             --            --            --
    Payable to custodian (Note 3)...........................         541            787           585           604
    Payable to administrator (Note 3).......................       1,986          2,320         1,976         2,595
    Payable to adviser (Note 3).............................       2,116          7,220         3,369         2,940
    Accrued expenses and other liabilities..................      12,441         16,008        17,126        12,985
                                                              -----------   -----------   -----------   -----------
Total Liabilities...........................................     131,249        188,371       236,510        63,411
                                                              -----------   -----------   -----------   -----------
NET ASSETS..................................................  $23,937,670   $13,808,202   $21,264,130   $31,400,334
                                                              ===========   ===========   ===========   ===========
COMPONENTS OF NET ASSETS
    Paid-in capital.........................................  $25,122,799   $16,405,666   $21,777,777   $31,232,951
    Undistributed (distributions in excess of) net
      investment income.....................................         (27)            --         8,267           (15)
    Unrealized appreciation (depreciation) on investments...    (607,803)    (1,389,869)     (316,658)      255,888
    Accumulated net realized gain (loss)....................    (577,299)    (1,207,595)     (205,256)      (88,490)
                                                              -----------   -----------   -----------   -----------
NET ASSETS..................................................  $23,937,670   $13,808,202   $21,264,130   $31,400,334
                                                              ===========   ===========   ===========   ===========
SHARES OF BENEFICIAL INTEREST...............................   2,498,185      1,439,176     2,096,732     2,927,883
                                                              ===========   ===========   ===========   ===========
NET ASSET VALUE, AND REDEMPTION PRICE PER SHARE.............  $     9.58    $      9.59   $     10.14   $     10.72
                                                              ===========   ===========   ===========   ===========
OFFERING PRICE PER SHARE (NAV + (1-MAXIMUM SALES LOAD)).....  $     9.95    $      9.96   $     10.54   $     11.05
                                                              ===========   ===========   ===========   ===========
MAXIMUM SALES LOAD..........................................       3.75%          3.75%         3.75%         3.00%
                                                              ===========   ===========   ===========   ===========

See Notes to Financial Statements.     22                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                              NEW HAMPSHIRE   INVESTORS      PAYSON        PAYSON
                                                              TAXSAVER BOND     GROWTH      BALANCED        VALUE
                                                                  FUND           FUND         FUND          FUND
                                                                  ----           ----         ----          ----
ASSETS
    Investments (Note 2):
      Investments, at cost..................................   $11,236,755    $1,562,169   $15,834,341   $13,936,051
      Net unrealized appreciation (depreciation)............       (30,918)   4,165,374        810,109     4,868,161
                                                               -----------    ----------   -----------   -----------
    Total investments, at value.............................    11,205,837    5,727,543     16,644,450    18,804,212
    Cash....................................................         6,060           --             --            --
    Interest, dividends and other receivables...............       217,694        6,962         83,089        23,111
    Receivable for securities sold..........................            --           --        228,137            --
    Receivable for fund shares sold.........................            --           --          1,297         2,517
    Organization costs, net of amortization (Note 2)........            --        6,745             --            --
                                                               -----------    ----------   -----------   -----------
Total Assets................................................    11,429,591    5,741,250     16,956,973    18,829,840
                                                               -----------    ----------   -----------   -----------
LIABILITIES
    Dividends payable.......................................        11,710           --         36,099         2,350
    Payable for fund shares redeemed........................            --           --          7,132            --
    Payable to custodian for overdraft......................            --           --         56,580            --
    Payable to custodian (Note 3)...........................           433          360            771           517
    Payable to administrator (Note 3).......................            --          930          2,094         2,374
    Payable to adviser (Note 3).............................            --        3,022          7,507        11,763
    Accrued expenses and other liabilities..................        11,447       11,525         19,207        18,240
                                                               -----------    ----------   -----------   -----------
Total Liabilities...........................................        23,590       15,837        129,390        35,244
                                                               -----------    ----------   -----------   -----------
NET ASSETS..................................................   $11,406,001    $5,725,413   $16,827,583   $18,794,596
                                                               ===========    ==========   ===========   ===========
COMPONENTS OF NET ASSETS
    Paid-in capital.........................................   $11,521,460    $1,618,192   $15,065,511   $11,387,486
    Undistributed (distributions in excess of) net
      investment income.....................................           489      (16,943)       (29,937)         (686)
    Unrealized appreciation (depreciation) on investments...       (30,918)   4,165,374        810,109     4,868,161
    Accumulated net realized gain (loss)....................       (85,030)     (41,210)       981,900     2,539,635
                                                               -----------    ----------   -----------   -----------
NET ASSETS..................................................   $11,406,001    $5,725,413   $16,827,583   $18,794,596
                                                               ===========    ==========   ===========   ===========
SHARES OF BENEFICIAL INTEREST...............................     1,092,746      523,222      1,266,726       881,278
                                                               ===========    ==========   ===========   ===========
NET ASSET VALUE, AND REDEMPTION PRICE PER SHARE.............   $     10.44    $   10.94    $     13.28   $     21.33
                                                               ===========    ==========   ===========   ===========
OFFERING PRICE PER SHARE (NAV + (1-MAXIMUM SALES LOAD)).....   $     10.76    $   11.40    $     13.83   $     22.22
                                                               ===========    ==========   ===========   ===========
MAXIMUM SALES LOAD..........................................         3.00%        4.00%          4.00%         4.00%
                                                               ===========    ==========   ===========   ===========

See Notes to Financial Statements.     23                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                                                     MAINE
                                                              INVESTORS    INVESTORS    TAXSAVER    TAXSAVER
                                                              HIGH GRADE      BOND        BOND        BOND
                                                              BOND FUND       FUND        FUND        FUND
                                                              ---------       ----        ----        ----
INVESTMENT INCOME
    Interest income.........................................  $  845,852   $1,621,583   $750,061   $  816,760
    Dividend income.........................................          --      208,416         --           --
                                                              ----------   ----------   --------   ----------
Total Investment Income.....................................     845,852    1,829,999    750,061      816,760
                                                              ----------   ----------   --------   ----------
EXPENSES
    Investment advisory (Note 3)............................      51,654       85,251     55,548       62,736
    Administrator (Note 3)..................................      25,827       42,625     27,774       31,368
    Transfer agency (Note 3)................................      38,584       60,143     41,281       52,289
    Custody (Note 3)........................................       3,312        4,258      3,565        3,190
    Accounting (Note 3).....................................      18,000       18,000     18,000       24,000
    Audit...................................................       8,349       10,110      8,506        7,633
    Legal...................................................          38           65         41        4,732
    Compliance..............................................       1,395        2,441      2,377        3,318
    Trustees................................................         537          945        582          636
    Amortization of organization costs (Note 2).............         515           --         --           --
    Pricing.................................................       1,306        1,686      3,120       10,078
    Miscellaneous...........................................       3,930        4,074      4,195        2,949
                                                              ----------   ----------   --------   ----------
Total Expenses..............................................     153,447      229,598    164,989      202,929
    Fees waived (Note 4)....................................     (63,075)     (76,381)   (78,643)    (105,039)
                                                              ----------   ----------   --------   ----------
Net Expenses................................................      90,372      153,217     86,346       97,890
                                                              ----------   ----------   --------   ----------
NET INVESTMENT INCOME.......................................     755,480    1,676,782    663,715      718,870
                                                              ----------   ----------   --------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments.................    (276,703)    (505,039)   103,775       29,976
    Net change in unrealized appreciation (depreciation) on
      investments...........................................     567,130    2,211,204    218,652      267,946
                                                              ----------   ----------   --------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     290,427    1,706,165    322,427      297,922
                                                              ----------   ----------   --------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $1,045,907   $3,382,947   $986,142   $1,016,792
                                                              ==========   ==========   ========   ==========

See Notes to Financial Statements.     24                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                              NEW HAMPSHIRE    INVESTORS       PAYSON      PAYSON
                                                              TAXSAVER BOND      GROWTH       BALANCED      VALUE
                                                                  FUND            FUND          FUND        FUND
                                                                  ----            ----          ----        ----
INVESTMENT INCOME
    Interest income.........................................    $292,493      $     13,053   $  184,123  $   11,894
    Dividend income.........................................          --            90,061      118,198     141,389
                                                                --------      ------------   ----------  ----------
Total Investment Income.....................................     292,493           103,114      302,321     153,283
                                                                --------      ------------   ----------  ----------
EXPENSES
    Investment advisory (Note 3)............................      23,056            42,837       54,094      77,680
    Administrator (Note 3)..................................      11,528            13,181       18,031      19,420
    Transfer agency (Note 3)................................      22,482            22,721       31,497      34,171
    Custody (Note 3)........................................       2,459             2,776        3,021       3,134
    Accounting (Note 3).....................................      18,000            18,000       18,000      18,000
    Audit...................................................         431             4,644        1,456       4,850
    Legal...................................................          17                16           26         585
    Compliance..............................................       2,618               199        4,588       3,089
    Trustees................................................         234               279          365         394
    Amortization of organization costs (Note 2).............          --             1,518           --          --
    Pricing.................................................       6,838               482        1,467         685
    Miscellaneous...........................................       1,227             1,756        1,897       7,182
                                                                --------      ------------   ----------  ----------
Total Expenses..............................................      88,890           108,409      134,442     169,190
    Fees waived (Note 4)....................................     (52,932)          (22,045)     (26,556)    (25,416)
                                                                --------      ------------   ----------  ----------
Net Expenses................................................      35,958            86,364      107,886     143,774
                                                                --------      ------------   ----------  ----------
NET INVESTMENT INCOME.......................................     256,535            16,750      194,435       9,509
                                                                --------      ------------   ----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments.................      14,443           (17,270)   1,119,279   1,163,851
    Net change in unrealized appreciation (depreciation) on
      investments...........................................     108,515       (10,724,935)     107,074  (1,635,902)
                                                                --------      ------------   ----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     122,958       (10,742,205)   1,226,353    (472,051)
                                                                --------      ------------   ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $379,493      $(10,725,455)  $1,420,788  $ (462,542)
                                                                ========      ============   ==========  ==========

See Notes to Financial Statements.     25                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 2000 AND THE PERIOD ENDED SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                  INVESTORS HIGH            INVESTORS BOND
                                                                 GRADE BOND FUND                 FUND
                                                              ----------------------   -------------------------
                                                                AMOUNT       SHARES       AMOUNT        SHARES
                                                                ------       ------       ------        ------
NET ASSETS--MARCH 31, 1999..................................  $35,753,709              $ 70,445,537
                                                              -----------              ------------
OPERATIONS
  Net investment income.....................................    1,895,321                 4,221,812
  Net realized gain on investments..........................     (300,596)                 (702,555)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................   (1,314,931)               (3,147,442)
                                                              -----------              ------------
Net Increase in Net Assets Resulting from Operations........      279,794                   371,815
                                                              -----------              ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................   (1,895,321)               (4,221,812)
  In excess of net investment income........................          (27)                       --
  Net realized gain on investments..........................     (106,552)                       --
  In excess of gain on investments..........................           --                        --
                                                              -----------              ------------
Total Distributions to Shareholders.........................   (2,001,900)               (4,221,812)
                                                              -----------              ------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................    1,907,929    198,970      5,765,203      577,148
  Reinvestment of distributions.............................      126,642     13,422        616,156       62,388
  Redemption of shares......................................   (7,832,110)  (830,502)   (22,545,122)  (2,334,616)
                                                              -----------   --------   ------------   ----------
Net Increase (Decrease) in Capital Transactions.............   (5,797,539)  (618,110)   (16,163,763)  (1,695,080)
                                                              -----------   ========   ------------   ==========
Net Increase (Decrease) in Net Assets.......................   (7,519,645)              (20,013,760)
                                                              -----------              ------------
NET ASSETS--MARCH 31, 2000
  (Including line (a))......................................   28,234,064                50,431,777
                                                              -----------              ------------
OPERATIONS
  Net investment income.....................................      755,480                 1,676,782
  Net realized gain (loss) on investments...................     (276,703)                 (505,039)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      567,130                 2,211,204
                                                              -----------              ------------
Net Increase (Decrease) in Net Assets Resulting from
  Operations................................................    1,045,907                 3,382,947
                                                              -----------              ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................     (755,480)               (1,676,782)
  Net realized gain on investments..........................           --                        --
                                                              -----------              ------------
Total Distribution to Shareholders..........................     (755,480)               (1,676,782)
                                                              -----------              ------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................      557,784     59,736        487,268       52,371
  Reinvestment of distributions.............................       60,241      6,435        314,990       33,348
  Redemption of shares......................................   (5,204,846)  (552,821)   (39,131,998)  (3,826,745)
                                                              -----------   --------   ------------   ----------
Net Increase (Decrease) in Capital Transactions.............   (4,586,821)  (486,650)   (38,329,740)  (3,741,026)
                                                              -----------   ========   ------------   ==========
Net Increase (Decrease) in Net Assets.......................   (4,296,394)              (36,623,575)
                                                              -----------              ------------
NET ASSETS--SEPTEMBER 30, 2000
  (Including line (b))......................................  $23,937,670              $ 13,808,202
                                                              ===========              ============
  (a) Accumulated undistributed (distributions in excess of)
      net investment income March 31, 2000..................  $       (27)             $         --
                                                              ===========              ============
  (b) Accumulated undistributed (distributions in excess of)
      net investment income, September 30, 2000.............  $       (27)             $         --
                                                              ===========              ============

See Notes to Financial Statements.     26                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 2000 AND THE PERIOD ENDED SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                     TAXSAVER              MAINE TAXSAVER
                                                                    BOND FUND                BOND FUND
                                                              ----------------------   ----------------------
                                                                AMOUNT       SHARES      AMOUNT       SHARES
                                                                ------       ------      ------       ------
NET ASSETS--MARCH 31, 1999..................................  $37,447,179              $32,659,246
                                                              -----------              -----------
OPERATIONS
  Net investment income.....................................    1,531,170                1,463,102
  Net realized gain on investments..........................     (309,031)                (117,360)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................   (1,523,558)              (1,219,370)
                                                              -----------              -----------
Net Increase in Net Assets Resulting from Operations........     (301,419)                 126,372
                                                              -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................   (1,531,170)              (1,463,102)
  In excess of net investment income........................           --                      (15)
  Net realized gain on investments..........................           --                  (21,390)
  In excess of gain on investments..........................           --                   (1,121)
                                                              -----------              -----------
Total Distributions to Shareholders.........................   (1,531,170)              (1,485,628)
                                                              -----------              -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................    2,798,493    273,055     6,499,166    589,162
  Reinvestment of distributions.............................      448,541     44,049       904,112     84,641
  Redemption of shares......................................   (9,681,197)  (944,871)   (6,765,315)  (617,405)
                                                              -----------   --------   -----------   --------
Net Increase (Decrease) in Capital Transactions.............   (6,434,163)  (627,767)      637,963     56,398
                                                              -----------   ========   -----------   ========
Net Increase (Decrease) in Net Assets.......................   (8,266,752)                (721,293)
                                                              -----------              -----------
NET ASSETS--MARCH 31, 2000
  (Including line (a))......................................   29,180,427               31,937,953
                                                              -----------              -----------
OPERATIONS
  Net investment income.....................................      663,715                  718,870
  Net realized gain (loss) on investments...................      103,775                   29,976
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      218,652                  267,946
                                                              -----------              -----------
Net Increase (Decrease) in Net Assets Resulting from
  Operations................................................      986,142                1,016,792
                                                              -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................     (663,715)                (718,870)
  Net realized gain on investments..........................           --                       --
                                                              -----------              -----------
Total Distribution to Shareholders..........................     (663,715)                (718,870)
                                                              -----------              -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................      471,299     46,499     1,025,790     96,312
  Reinvestment of distributions.............................      198,765     19,725       445,023     41,815
  Redemption of shares......................................   (8,908,788)  (871,703)   (2,306,354)  (217,048)
                                                              -----------   --------   -----------   --------
Net Increase (Decrease) in Capital Transactions.............   (8,238,724)  (805,479)     (835,541)   (78,921)
                                                              -----------   ========   -----------   ========
Net Increase (Decrease) in Net Assets.......................   (7,916,297)                (537,619)
                                                              -----------              -----------
NET ASSETS--SEPTEMBER 30, 2000
  (Including line (b))......................................  $21,264,130              $31,400,334
                                                              ===========              ===========
  (a) Accumulated undistributed (distributions in excess of)
      net investment income March 31, 2000..................  $     8,267              $       (15)
                                                              ===========              ===========
  (b) Accumulated undistributed (distributions in excess of)
      net investment income, September 30, 2000.............  $     8,267              $       (15)
                                                              ===========              ===========

See Notes to Financial Statements.     27                         FORUM FUNDS(R)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 2000 AND THE PERIOD ENDED SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                  NEW HAMPSHIRE
                                                                  TAXSAVER BOND            INVESTORS GROWTH
                                                                       FUND                      FUND
                                                              ----------------------   ------------------------
                                                                AMOUNT       SHARES      AMOUNT        SHARES
                                                                ------       ------      ------        ------
NET ASSETS--MARCH 31, 1999..................................  $15,227,214              $29,106,593
                                                              -----------              -----------
OPERATIONS
  Net investment income.....................................      650,250                   99,540
  Net realized gain on investments..........................      (94,841)               3,086,739
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     (607,259)              (1,805,745)
                                                              -----------              -----------
Net Increase in Net Assets Resulting from Operations........      (51,850)               1,380,534
                                                              -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................     (650,250)                 (98,707)
  In excess of net investment income........................           --                       --
  Net realized gain on investments..........................           --               (1,518,841)
  In excess of gain on investments..........................       (2,495)                      --
                                                              -----------              -----------
Total Distributions to Shareholders.........................     (652,745)              (1,617,548)
                                                              -----------              -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................    2,026,085    193,804        92,402        8,052
  Reinvestment of distributions.............................      468,920     45,012     1,512,596      138,136
  Redemption of shares......................................   (5,373,166)  (521,842)   (9,651,733)    (854,576)
                                                              -----------   --------   -----------   ----------
Net Increase (Decrease) in Capital Transactions.............   (2,878,161)  (283,026)   (8,046,735)    (708,388)
                                                              -----------   ========   -----------   ==========
Net Increase (Decrease) in Net Assets.......................   (3,582,756)              (8,283,749)
                                                              -----------              -----------
NET ASSETS--MARCH 31, 2000
  (Including line (a))......................................   11,644,458               20,822,844
                                                              -----------              -----------
OPERATIONS
  Net investment income.....................................      256,535                   16,750
  Net realized gain (loss) on investments...................       14,443                  (17,270)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      108,515              (10,724,935)
                                                              -----------              -----------
Net Increase (Decrease) in Net Assets Resulting from
  Operations................................................      379,493              (10,725,455)
                                                              -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................     (256,535)                 (34,633)
  Net realized gain on investments..........................           --               (2,750,762)
                                                              -----------              -----------
Total Distribution to Shareholders..........................     (256,535)              (2,785,395)
                                                              -----------              -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................    1,223,653    119,163         3,170          272
  Reinvestment of distributions.............................      180,328     17,414     2,742,613      270,742
  Redemption of shares......................................   (1,765,396)  (171,284)   (4,332,364)  (1,547,821)
                                                              -----------   --------   -----------   ----------
Net Increase (Decrease) in Capital Transactions.............     (361,415)   (34,707)   (1,586,581)  (1,276,807)
                                                              -----------   ========   -----------   ==========
Net Increase (Decrease) in Net Assets.......................     (238,457)             (15,097,431)
                                                              -----------              -----------
NET ASSETS--SEPTEMBER 30, 2000
  (Including line (b))......................................  $11,406,001              $ 5,725,413
                                                              ===========              ===========
  (a) Accumulated undistributed (distributions in excess of)
      net investment income March 31, 2000..................  $       489              $       940
                                                              ===========              ===========
  (b) Accumulated undistributed (distributions in excess of)
      net investment income, September 30, 2000.............  $       489              $   (16,943)
                                                              ===========              ===========

See Notes to Financial Statements.     28                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 2000 AND THE PERIOD ENDED SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                 PAYSON BALANCED            PAYSON VALUE
                                                                       FUND                     FUND
                                                              ----------------------   ----------------------
                                                                AMOUNT       SHARES      AMOUNT       SHARES
                                                                ------       ------      ------       ------
NET ASSETS--MARCH 31, 1999..................................  $23,189,073              $18,253,356
                                                              -----------              -----------
OPERATIONS
  Net investment income.....................................      445,725                   42,479
  Net realized gain on investments..........................      (32,807)               1,413,947
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      447,875                1,573,965
                                                              -----------              -----------
Net Increase in Net Assets Resulting from Operations........      860,793                3,030,391
                                                              -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................     (445,725)                 (42,479)
  In excess of net investment income........................      (31,081)                     (54)
  Net realized gain on investments..........................     (416,450)                (611,758)
  In excess of gain on investments..........................     (104,993)                      --
                                                              -----------              -----------
Total Distributions to Shareholders.........................     (998,249)                (654,291)
                                                              -----------              -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................      688,127     54,532     1,916,172     94,055
  Reinvestment of distributions.............................      688,608     56,763       402,187     20,141
  Redemption of shares......................................   (5,832,128)  (471,568)   (2,960,363)  (145,485)
                                                              -----------   --------   -----------   --------
Net Increase (Decrease) in Capital Transactions.............   (4,455,393)  (360,273)     (642,004)   (31,289)
                                                              -----------   ========   -----------   ========
Net Increase (Decrease) in Net Assets.......................   (4,592,849)               1,734,096
                                                              -----------              -----------
NET ASSETS--MARCH 31, 2000
  (Including line (a))......................................   18,596,224               19,987,452
                                                              -----------              -----------
OPERATIONS
  Net investment income.....................................      194,435                    9,509
  Net realized gain (loss) on investments...................    1,119,279                1,163,851
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      107,074               (1,635,902)
                                                              -----------              -----------
Net Increase (Decrease) in Net Assets Resulting from
  Operations................................................    1,420,788                 (462,542)
                                                              -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................     (192,870)                 (10,141)
  Net realized gain on investments..........................           --                       --
                                                              -----------              -----------
Total Distribution to Shareholders..........................     (192,870)                 (10,141)
                                                              -----------              -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................      100,893      7,920       635,055     29,171
  Reinvestment of distributions.............................      119,905      9,322         6,206        138
  Redemption of shares......................................   (3,217,357)  (247,720)   (1,361,434)   (62,594)
                                                              -----------   --------   -----------   --------
Net Increase (Decrease) in Capital Transactions.............   (2,996,559)  (230,478)     (720,173)   (33,285)
                                                              -----------   ========   -----------   ========
Net Increase (Decrease) in Net Assets.......................   (1,768,641)              (1,192,856)
                                                              -----------              -----------
NET ASSETS--SEPTEMBER 30, 2000
  (Including line (b))......................................  $16,827,583              $18,794,596
                                                              ===========              ===========
  (a) Accumulated undistributed (distributions in excess of)
      net investment income March 31, 2000..................  $   (31,502)             $       (54)
                                                              ===========              ===========
  (b) Accumulated undistributed (distributions in excess of)
      net investment income, September 30, 2000.............  $   (29,937)             $      (686)
                                                              ===========              ===========

See Notes to Financial Statements.     29                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
Selected per share data and ratios for a share outstanding throughout each period.

                                                                           NET REALIZED                                  ENDING
                                                 BEGINNING                     AND         DIVIDENDS    DISTRIBUTIONS      NET
                                                 NET ASSET      NET         UNREALIZED      FROM NET      FROM NET        ASSET
                                                 VALUE PER   INVESTMENT   GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                                   SHARE       INCOME      INVESTMENTS       INCOME         GAINS         SHARE
                                                   -----       ------      -----------       ------         -----         -----
INVESTORS HIGH GRADE BOND FUND
April 1, 2000 to September 30, 2000............   $ 9.46       $0.28          $ 0.12         $(0.28)       $   --        $ 9.58
April 1, 1999 to March 31, 2000................     9.92        0.55           (0.43)         (0.55)        (0.03)         9.46
April 1, 1998 to March 31, 1999................     9.96        0.57            0.03          (0.57)        (0.07)         9.92
March 16, 1998 (a) to March 31, 1998...........    10.00        0.02           (0.04)         (0.02)           --          9.96
INVESTORS BOND FUND
April 1, 2000 to September 30, 2000............     9.74        0.37           (0.15)         (0.37)           --          9.59
April 1, 1999 to March 31, 2000................    10.32        0.68           (0.58)         (0.68)           --          9.74
April 1, 1998 to March 31, 1999................    10.57        0.67           (0.21)         (0.67)        (0.04)        10.32
April 1, 1997 to March 31, 1998................    10.19        0.71            0.38          (0.71)           --         10.57
April 1, 1996 to March 31, 1997................    10.21        0.71              --          (0.71)        (0.02)        10.19
April 1, 1995 to March 31, 1996................    10.00        0.74            0.21          (0.74)           --         10.21
TAXSAVER BOND FUND
April 1, 2000 to September 30, 2000............    10.05        0.24            0.09          (0.24)           --         10.14
April 1, 1999 to March 31, 2000................    10.61        0.48           (0.56)         (0.48)           --         10.05
April 1, 1998 to March 31, 1999................    10.75        0.48            0.04          (0.48)        (0.18)        10.61
April 1, 1997 to March 31, 1998................    10.49        0.53            0.27          (0.53)        (0.01)        10.75
April 1, 1996 to March 31, 1997................    10.57        0.56           (0.03)         (0.56)        (0.05)        10.49
April 1, 1995 to March 31, 1996................    10.39        0.57            0.18          (0.57)           --         10.57
MAINE TAXSAVER BOND FUND
April 1, 2000 to September 30, 2000............    10.62        0.24            0.10          (0.24)           --         10.72
April 1, 1999 to March 31, 2000................    11.07        0.48           (0.44)         (0.48)        (0.01)        10.62
April 1, 1998 to March 31, 1999................    11.05        0.49            0.07          (0.49)        (0.05)        11.07
April 1, 1997 to March 31, 1998................    10.73        0.51            0.33          (0.51)        (0.01)        11.05
April 1, 1996 to March 31, 1997................    10.72        0.51            0.01          (0.51)           --         10.73
April 1, 1995 to March 31, 1996................    10.47        0.51            0.25          (0.51)           --         10.72

(a) Commencement of operations.
(b) Total return calculations do not include sales charges.
(c) Annualized.
(d) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 4).


See Notes to Financial Statements.     30                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   RATIOS TO AVERAGE NET ASSETS
             NET ASSETS AT    ---------------------------------------   PORTFOLIO
  TOTAL      END OF PERIOD    NET INVESTMENT     NET         GROSS      TURNOVER
RETURN(B)   (000'S OMITTED)       INCOME       EXPENSES   EXPENSES(D)     RATE
---------   ---------------       ------       --------   -----------     ----
  4.27%         $23,938           5.85%(c)      0.70%(c)     1.19%(c)        2%
  1.35%          28,234           5.74%         0.70%        1.14%          13%
  6.12%          35,754           5.68%         0.70%        1.12%         173%
 (0.16%)         34,037           5.56%(c)      0.70%(c)     3.00%(c)        0%
  2.36%          13,808           7.87%(c)      0.72%(c)     1.08%(c)       11%
  1.13%          50,432           6.90%         0.70%        1.05%          34%
  4.45%          70,446           6.33%         0.70%        1.02%          98%
 10.98%          85,598           6.52%         0.70%        1.22%         117%
  7.18%          22,190           6.94%         0.70%        1.45%          79%
  9.84%          25,676           7.29%         0.43%        1.36%          43%
  3.33%          21,264           4.78%(c)      0.62%(c)     1.19%(c)       19%
 (0.74%)         29,180           4.68%         0.60%        1.16%          25%
  4.95%          37,447           4.48%         0.60%        1.11%          62%
  7.75%          39,203           4.95%         0.60%        1.36%          93%
  5.15%          17,757           5.28%         0.60%        1.53%          34%
  7.36%          17,915           5.35%         0.60%        1.48%          62%
  3.28%          31,400           4.58%(c)      0.62%(c)     1.29%(c)        6%
  0.43%          31,938           4.50%         0.60%        1.31%          23%
  5.19%          32,659           4.42%         0.60%        1.32%          29%
  7.94%          28,196           4.65%         0.60%        1.48%          16%
  4.98%          25,827           4.77%         0.60%        1.56%          21%
  7.34%          26,044           4.73%         0.60%        1.48%          34%

See Notes to Financial Statements.     31                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                                                           NET REALIZED                                  ENDING
                                                 BEGINNING      NET            AND         DIVIDENDS    DISTRIBUTIONS      NET
                                                 NET ASSET   INVESTMENT     UNREALIZED      FROM NET      FROM NET        ASSET
                                                 VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                                   SHARE        LOSS       INVESTMENTS       INCOME         GAINS         SHARE
                                                   -----        ----       -----------       ------         -----         -----
NEW HAMPSHIRE TAXSAVER BOND FUND
April 1, 2000 to September 30, 2000............   $10.33       $0.23          $ 0.11         $(0.23)       $   --        $10.44
April 1, 1999 to March 31, 2000................    10.80        0.47           (0.47)         (0.47)           --(e)      10.33
April 1, 1998 to March 31, 1999................    10.73        0.46            0.13          (0.46)        (0.06)        10.80
April 1, 1997 to March 31, 1998................    10.31        0.47            0.43          (0.48)           --         10.73
April 1, 1996 to March 31, 1997................    10.33        0.48           (0.02)         (0.48)           --         10.31
April 1, 1995 to March 31, 1996................    10.08        0.48            0.25          (0.48)           --         10.33

INVESTORS GROWTH FUND

April 1, 2000 to September 30, 2000............    11.57       (0.01)           1.00          (0.02)        (1.60)        10.94
April 1, 1999 to March 31, 2000................    11.60        0.04            0.67          (0.04)        (0.70)        11.57
April 1, 1998 to March 31, 1999................    11.35        0.06            0.61          (0.09)        (0.33)        11.60
December 12, 1997 (a) to March 31, 1998........    10.00        0.03            1.32             --            --         11.35

PAYSON BALANCED FUND

April 1, 2000 to September 30, 2000............    12.42        0.14            0.86          (0.14)           --         13.28
April 1, 1999 to March 31, 2000................    12.48        0.27            0.27          (0.27)        (0.33)        12.42
April 1, 1998 to March 31, 1999................    14.79        0.28           (1.51)         (0.28)        (0.80)        12.48
April 1, 1997 to March 31, 1998................    13.20        0.37            3.52          (0.37)        (1.93)        14.79
April 1, 1996 to March 31, 1997................    13.70        0.42            0.84          (0.42)        (1.34)        13.20
April 1, 1995 to March 31, 1996................    11.90        0.43            2.12          (0.43)        (0.32)        13.70

PAYSON VALUE FUND

April 1, 2000 to September 30, 2000............    21.86        0.01           (0.53)         (0.01)           --         21.33
April 1, 1999 to March 31, 2000................    19.30        0.06            3.19          (0.06)        (0.63)        21.86
April 1, 1998 to March 31, 1999................    21.67        0.07           (1.16)         (0.07)        (1.21)        19.30
April 1, 1997 to March 31, 1998................    16.10        0.12            6.93          (0.12)        (1.36)        21.67
April 1, 1996 to March 31, 1997................    15.99        0.21            1.80          (0.20)        (1.70)        16.10
April 1, 1995 to March 31, 1996................    12.71        0.21            3.29          (0.21)        (0.01)        15.99

(a) Commencement of operations.
(b) Total return calculations do not include sales charges.
(c) Annualized.
(d) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 4).
(e) Less than $0.01 per share.

See Notes to Financial Statements.     32                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   RATIOS TO AVERAGE NET ASSETS
             NET ASSETS AT    ---------------------------------------   PORTFOLIO
  TOTAL      END OF PERIOD    NET INVESTMENT     NET         GROSS      TURNOVER
RETURN(B)   (000'S OMITTED)       INCOME       EXPENSES   EXPENSES(D)     RATE
---------   ---------------       ------       --------   -----------     ----
  3.34%         $11,406           4.45%(c)      0.62%(c)     1.54%(c)       16%
  0.03%          11,644           4.46%         0.60%        1.59%          19%
  5.61%          15,227           4.28%         0.60%        1.53%          42%
  8.84%          12,908           4.45%         0.60%        1.81%          23%
  4.56%           8,691           4.65%         0.60%        2.22%          53%
  7.36%           6,903           4.65%         0.60%        2.26%          34%

  9.64%           5,725           0.25%(c)      1.31%(c)     1.64%(c)        0%
  6.54%          20,823           0.40%         1.10%        1.49%           0%
  6.25%          29,107           0.51%         1.10%        1.44%          27%
 13.50%          33,899           0.96%(c)      1.10%(c)     1.56%(c)        0%

  8.13%          16,828           2.16%(c)      1.20%(c)     1.49%(c)       17%
  4.53%          18,596           2.05%         1.15%        1.52%          54%
 (8.20%)         23,189           2.07%         1.15%        1.49%         100%
 31.27%          24,440           2.58%         1.15%        1.57%          66%
  9.42%          18,163           3.07%         1.15%        1.67%          53%
 21.70%          17,455           3.25%         1.15%        1.70%          62%

 (2.37%)         18,795           0.10%(c)      1.48%(c)     1.74%(c)        9%
 17.20%          19,987           0.22%         1.45%        1.75%          20%
 (4.57%)         18,253           0.35%         1.45%        1.75%          41%
 45.28%          19,918           0.62%         1.45%        1.87%          39%
 13.01%          13,109           1.30%         1.45%        2.07%          24%
 27.77%          10,319           1.47%         1.45%        2.16%          53%

See Notes to Financial Statements.     33                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-one active investment portfolios. Included in this report are Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Investors Growth Fund, Payson Balanced Fund and Payson Value Fund (individually, a "Fund" and, collectively, the "Funds"). Each of Investors High Grade Bond Fund, Investors Growth Fund, Payson Balanced Fund and Payson Value Fund is a diversified series of the Trust. All other funds included in the report are non-diversified. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Each Fund commenced operations on the dates indicated as follows:

Investors High Grade Bond Fund                           March 16, 1998
Investors Bond Fund                                     October 2, 1989
TaxSaver Bond Fund                                      October 2, 1989
Maine TaxSaver Bond Fund                               December 5, 1991
New Hampshire TaxSaver Bond Fund                      December 31, 1992
Investors Growth Fund                                 December 12, 1997
Payson Balanced Fund                                  November 25, 1991
Payson Value Fund                                         July 31, 1992

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION-On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price or, if no sales price is reported, the mean of the last bid and ask price as provided by independent pricing services. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

                                       34                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly by all Funds except Investors Growth Fund, Payson Balanced Fund and Payson Value Fund, for which dividends are declared and paid quarterly. Net capital gains, if any, are declared and paid to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

ORGANIZATION COSTS-Costs incurred by Investors High Grade Bond Fund and Investors Growth Fund in connection with their organization are amortized using the straight-line method over a five year period.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets and liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS-The investment adviser for each of Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and Investors Growth Fund is Forum Investment
Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each of Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund at an annual rate of 0.40% of each Fund's average daily net assets and 0.65% of the average daily net assets from Investors Growth Fund. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson"). Payson receives an annual advisory fee of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

ADMINISTRATOR-The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.20% of the average daily net assets of each Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT-The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from each Fund an annual fee of $12,000, 0.25% of the average daily net assets of the Fund, plus certain shareholder account fees.

                                       35                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

CUSTODIAN-The custodian is Forum Trust, LLC. Each Fund pays an annual domestic custody fee based on the average daily assets of the Fund. Each Fund also pays an annual maintenance fee of $3,600 plus certain other transaction fees. These fees are paid monthly.

DISTRIBUTOR-Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the distributor of each Fund's shares. FFS receives and may reallow to certain institutions the sales charge paid on purchases of the Funds' shares. Prior to August 1, 1999, Forum Financial Services, Inc. provided distribution services to each Fund for the same compensation as FFS.

For the period ended September 30, 2000, FFS reallowed $20,655, $432, $73 and $557 in commissions to certain financial institutions regarding purchases of Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund and Payson Value Fund, respectively. FFS retained net commissions of $4,299, $133, $11 and $77 from purchases of Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund and Payson Value Fund, respectively.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ("FAcS") provides fund accounting services to each Fund. For its services FAcS receives an annual fee of $36,000 per Fund, plus certain amounts based upon the asset level of a Fund, as well as the number and types of portfolio transactions made by a Fund.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Certain service providers of each Fund have contractually undertaken to waive a portion of their fees and reimburse a portion of their expenses so that total expenses of each Fund would not exceed certain limitations. For the period ended September 30, 2000, fees waived and expenses reimbursed were as follows:

                                                                                                  TOTAL FEES
                                                    FEES WAIVED AND EXPENSES REIMBURSED             WAIVED
                                            ---------------------------------------------------      AND
                                             FORUM                                    EXPENSES     EXPENSES
                                            ADVISORS   PAYSON      FSS      FADS     REIMBURSED   REIMBURSED
                                            --------   ------      ---      ----     ----------   ----------
Investors High Grade
  Bond Fund...............................  $32,968    $    --   $17,193   $12,914     $   --      $ 63,075
Investors Bond Fund.......................   24,363         --    30,705    21,313         --        76,381
TaxSaver Bond Fund........................   37,190         --    27,566    13,887         --        78,643
Maine TaxSaver Bond Fund..................   52,720         --    39,026    13,293         --       105,039
New Hampshire TaxSaver
  Bond Fund...............................   23,056         --    14,361    11,528      3,987        52,932
Investors Growth Fund.....................   15,474         --       920     5,651         --        22,045
Payson Balanced Fund......................       --     12,914        --    13,642         --        26,556
Payson Value Fund.........................       --     11,339        --    14,077         --        25,416

                                       36                         FORUM FUNDS(R)

--------------------------------------------------------------------------------

SEPTEMBER 30, 2000 (unaudited)
--------------------------------------------------------------------------------

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the period ended September 30, 2000, were as follows:

                                                                              COST OF GOV'T   PROCEEDS OF
                                            COST OF     PROCEEDS FROM SALES    OBLIGATIONS       GOV'T
                                           PURCHASES      AND MATURITIES        PURCHASES        SALES
                                           ---------    -------------------   -------------   -----------
Investors High Grade Bond Fund...........  $  438,690       $ 5,230,312        $       --     $ 4,713,812
Investors Bond Fund......................   4,262,326        40,533,562         2,859,381      10,703,659
TaxSaver Bond Fund.......................   4,940,968        13,108,690                --              --
Maine TaxSaver Bond Fund.................   1,692,052         5,228,877                --              --
New Hampshire TaxSaver Bond Fund.........   1,800,774         2,118,204                --              --
Investors Growth Fund....................          --         3,601,845                --              --
Payson Balanced Fund.....................   3,029,048         5,923,466                --         434,156
Payson Value Fund........................   1,613,070         2,206,779                --              --

NOTE 6. CONCENTRATION OF RISK

The Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund invest a significant portion of their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The ability of the issuers of these debt securities to meet their obligations may be affected by Maine and Hew Hampshire economic or political developments.

NOTE 7. FUTURE EVENTS

On October 2, 2000, the Trust's Board of Trustees approved separate Agreements and Plans of Reorganization for each of Investors High Grade Bond Fund and Investors Growth Fund (each a "Plan") whereby each Fund would reorganize into a separate series of Stratevest Funds ("Stratevest"), another investment company. As a result of these reorganizations, Investors High Grade Bond Fund and Investors Growth Fund would terminate as series of the Trust and shareholders of Investors High Grade Bond Fund and Investors Growth Fund would become shareholders of a corresponding Stratevest series with similar objectives and investment policies. The Plans relevant to each of Investors High Grade Bond Fund and Investors Growth Fund must be approved by that Fund's shareholders. The reorganization of Investors High Grade Bond Fund and Investors Growth Fund are not contingent on one another but are contingent on certain other conditions outlined in their respective Plans.

                                       37                         FORUM FUNDS(R)

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FORUM FUNDS(R)

FOR MORE INFORMATION                                   FORUM FUNDS

                                                   INVESTORS HIGH GRADE
                                                        BOND FUND

                                                   INVESTORS BOND FUND

                                                   TAXSAVER BOND FUND

                                                      MAINE TAXSAVER
                                                         BOND FUND

                                                    NEW HAMPSHIRE TAXSAVER
                                                          BOND FUND

                                                    INVESTORS GROWTH FUND

        TRANSFER AGENT                               PAYSON BALANCED FUND
Forum Shareholder Services, LLC
     Two Portland Square                              PAYSON VALUE FUND
      Portland, ME 04101


                                                           [LOGO]
        DISTRIBUTOR                                      FORUM FUNDS
Forum Fund Services, LLC                                 P.O. BOX 446
   Two Portland Square                              PORTLAND, MAINE 04112
    Portland, ME 04101                            800-94FORUM (SHAREHOLDER
                                                         SERVICES)
                                                800-95FORUM (DEALER SERVICES)
                                                        207-879-0001
                                                     WWW.FORUMFUNDS.COM

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds' prospectus.